United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Six months ended 04/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	34.5%
Information Technology	18.8%
Consumer Discretionary	10.0%
Financials	9.5%
Industrials	7.7%
Materials	6.0%
Consumer Staples	2.6%
Energy	1.1%
Telecommunication Services	0.4%
Utilities	0.4%
Securities Lending Collateral[2]	12.8%
Cash Equivalents[3]	10.3%
Other Assets and Liabilities—Net[4]	(14.1)
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—90.6%
		Consumer Discretionary—10.0%
103,000	[1]	Amazon.com, Inc.	$43,443,340
1,000,000	[2]	Bloomin Brands, Inc.	22,660,000
1,418,648	[1,2]	Cnova NV	8,015,361
1,000,000		D. R. Horton, Inc.	25,400,000
475,000	[1,2]	Dave & Buster's Entertainment, Inc.	14,972,000
100,000	[1]	Dollar General Corp.	7,271,000
1,100,000	[2]	Hanesbrands, Inc.	34,188,000
1,660,000	[1]	Hilton Worldwide Holdings, Inc.	48,073,600
2,550,000	[1,2]	La Quinta Holdings, Inc.	61,404,000
369,141	[1]	Metaldyne Performance Group, Inc.	6,666,686
245,633	[1]	Mohawk Industries, Inc.	42,617,326
27,091,412		NagaCorp Limited	19,511,462
980,000	[1]	One Group Hospitality, Inc./The	4,792,200
15,300	[1]	Priceline.com, Inc.	18,938,493
20,275,000		Samsonite International SA	74,040,369
1,560,000		Starbucks Corp.	77,344,800
85,000	[2]	Tractor Supply Co.	7,315,100
205,000	[2]	Whirlpool Corp.	35,998,000
1,052,790	[1]	Yoox SpA	33,164,082
		TOTAL	585,815,819
		Consumer Staples—2.6%
100,000		CVS Health Corp.	9,929,000
785,600	[1]	Diplomat Pharmacy, Inc.	28,140,192
660,000	[1]	Hain Celestial Group, Inc.	39,758,400
1,958,000	[1]	SUPERVALU, Inc.	17,210,820
1,900,000	[1,2]	Sprouts Farmers Market, Inc.	60,771,500
		TOTAL	155,809,912
		Energy—1.1%
400,000	[1]	Cheniere Energy, Inc.	30,596,000
900,000		US Silica Holdings, Inc.	33,615,000
		TOTAL	64,211,000
		Financials—9.5%
3,200,000		American International Group, Inc.	180,128,000
238,600		BlackRock, Inc.	86,836,084
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,300,000	[1]	CBRE Group, Inc.	$49,842,000
485,000		Crown Castle International Corp.	40,512,050
100,000	[1]	Easterly Government Properties, Inc.	1,575,000
3,100,000	[2]	EverBank Financial Corp.	57,567,000
1	[1,3,4]	FA Private Equity Fund IV LP	683,343
330,000	[1]	Housing Development Finance Corp. Ltd.	6,122,467
1	[1,3,4]	Infrastructure Fund	0
350,000		JPMorgan Chase & Co.	22,141,000
434,700	[1,2]	National Storage Affiliates Trust	5,577,201
1	[1,3,4]	Peachtree Leadscope LLC	0
430,000	[2]	Ryman Hospitality Properties	24,785,200
587,400	[1]	Springleaf Holdings, Inc.	29,370,000
1,000,000		Wells Fargo & Co.	55,100,000
		TOTAL	560,239,345
		Health Care—34.1%
500,000	[1,2]	Acadia Pharmaceuticals, Inc.	17,085,000
180,000	[1]	Actavis, Inc.	50,914,800
137,500	[1,2]	Agios Pharmaceuticals, Inc.	12,696,750
1,925,204	[1,2]	Alkermes, Inc.	106,598,545
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	15,906,000
235,000	[1,2]	Amsurg Corp.	14,739,200
1	[3,4]	Apollo Investment Fund V	566,167
4,600,000	[1,2]	Arena Pharmaceuticals, Inc.	20,056,000
1,800,714	[1,3]	aTyr Pharma, Inc., Series E	2,014,999
2,000,000	[1,2]	BioDelivery Sciences International, Inc.	16,120,000
252,500	[1]	Biogen, Inc.	94,417,325
3,000,000	[1,2,5]	Catalyst Pharmaceutical Partners, Inc.	9,480,000
12,439,968	[1,5]	Corcept Therapeutics, Inc.	71,778,615
1	[3,4]	Denovo Ventures I LP	429,921
2,900,000	[1,2]	Dexcom, Inc.	195,953,000
126,065	[1]	Dexcom, Inc.	8,518,212
9,000,000	[1,2,5]	Dyax Corp.	215,190,000
1,731,559	[1,5]	Dynavax Technologies Corp.	34,830,309
1,054,000	[1,2,5]	Egalet Corp.	9,654,640
2,100,000	[1,2,5]	ExamWorks Group, Inc.	85,995,000
770,100	[1,2]	GW Pharmaceuticals PLC, ADR	80,590,965
1,000,000	[1]	Galapagos NV	41,990,236
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
100,000	[1]	Genfit	$4,364,101
725,000	[1]	Gilead Sciences, Inc.	72,869,750
353,122	[1,2]	HealthEquity, Inc.	9,255,328
200,000	[1,2]	IDEXX Laboratories, Inc.	25,074,000
700,000	[1]	Illumina, Inc.	128,975,000
2,000,000	[1,2,5]	Inovalon Holdings, Inc.	50,500,000
1	[3,4]	Latin Healthcare Fund	470,275
500,000	[1,2]	MacroGenics, Inc.	14,305,000
436,000		Medtronic PLC	32,460,200
2,120,000	[1,3,4,5]	Minerva Neurosciences, Inc.	8,101,069
3,500,000	[1,2]	Nektar Therapeutics	33,320,000
800,000	[1]	Neovasc, Inc.	6,584,000
166,000	[1]	Ocular Therapeutix, Inc.	3,643,700
1,065,359	[1,2]	Otonomy, Inc.	27,955,020
409,890	[1]	Otonomy, Inc.	10,755,514
278,624	[1]	Pharmacyclics, Inc.	71,383,469
1,800,000	[1,2,5]	Premier, Inc.	68,220,000
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	55,942,920
8,295,000	[1,2,5]	Protalix Biotherapeutics, Inc.	18,249,000
112,782	[1,2]	Puma Biotechnology, Inc.	20,366,174
450,000	[1,2]	Repligen Corp.	13,279,500
200,000	[1]	SAGE Therapeutics, Inc.	10,600,000
750,000	[1,5]	SCYNEXIS, Inc.	6,997,500
350,000		Shire Ltd.	28,475,371
124,400		Shire Ltd., ADR	30,292,644
959,018	[1,4,5]	Soteira, Inc.	0
1,100,000	[1,5]	SteadyMed Ltd.	10,659,000
117,816	[1,3,5]	SteadyMed Ltd.	1,000,759
3,461,045	[1,2,5]	Threshold Pharmaceuticals, Inc., Class THL	12,252,099
328,600	[1,2]	Ultragenyx Pharmaceutical, Inc.	18,542,898
2,750,000	[1,2]	Veeva Systems, Inc.	73,012,500
807,900	[1,2]	Versartis, Inc.	13,798,932
10,150,000	[1,2,5]	Zogenix, Inc.	14,108,500
		TOTAL	2,001,339,907
		Industrials—7.7%
1,500,000		Air Lease Corp.	57,945,000
1,039,000		Allison Transmission Holdings, Inc.	31,876,520
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
442,800		American Airlines Group, Inc.	$21,380,598
360,289	[1]	Caesar Stone SDOT Yam Ltd.	21,343,520
300,000		Danaher Corp.	24,564,000
700,000	[2]	Hexcel Corp.	35,105,000
785,000		KAR Auction Services, Inc.	29,209,850
302,500	[1,2]	Middleby Corp.	30,655,350
1,250,000	[1]	RPX Corp.	19,450,000
378,200		Safran SA	27,603,723
250,000	[1,2]	Sensata Technologies B.V.	13,802,500
750,000	[1,2]	Spirit Airlines, Inc.	51,352,500
197,400	[1,2]	Teledyne Technologies, Inc.	20,721,078
400,000	[1,2]	Verisk Analytics, Inc.	30,016,000
400,000		Wabtec Corp.	37,620,000
		TOTAL	452,645,639
		Information Technology—18.8%
130,000	[1]	Adobe Systems, Inc.	9,887,800
570,000	[1,2]	Alibaba Group Holding Ltd., ADR	46,335,300
1,235,000	[2]	Amadeus IT Holding SA	56,378,504
560,000		Avago Technologies Ltd.	65,452,800
1,340,000	[1,2,5]	ChannelAdvisor Corp.	13,708,200
346,300	[1]	Check Point Software Technologies Ltd.	28,909,124
325,000	[1,2]	CoStar Group, Inc.	66,439,750
631,400	[1]	Cvent, Inc.	16,972,032
570,800	[1,2]	Demandware, Inc.	35,161,280
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,100,000	[1,2]	Fleetmatics Group PLC	50,138,000
526,706	[1,2]	GoDaddy, Inc.	13,204,519
600,000	[1,2]	GrubHub, Inc.	24,702,000
343,000	[1,2]	LendingClub Corp.	5,985,350
80,400	[1]	LinkedIn Corp.	20,271,252
1,539,700	[1]	Microsemi Corp.	51,364,392
570,000	[1,2]	Mobileye NV	25,570,200
1,200,000	[1]	NIC, Inc.	20,400,000
1,050,000	[1]	NXP Semiconductors NV	100,926,000
260,000	[1,2]	NetSuite, Inc.	24,848,200
1	[1,3,4]	Peachtree Open Networks	0
410,000	[1,2]	Qorvo, Inc.	27,023,100
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,423,600	[1,2]	RADWARE Ltd.	$33,696,612
500,000	[1,2]	Salesforce.com, Inc.	36,410,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
825,000	[1,2]	ServiceNow, Inc.	61,759,500
2,975,000	[1,2,5]	Textura Corp.	77,855,750
675,000	[1,2]	Tyler Technologies, Inc.	82,316,250
1,100,000	[1,2]	Vantiv, Inc.	43,010,000
665,000	[1,2]	Workday, Inc.	60,654,650
81,118	[1,2]	Zillow Group, Inc.	7,920,362
		TOTAL	1,107,300,927
		Materials—6.0%
200,000		Air Products & Chemicals, Inc.	28,686,000
500,000	[2]	Eagle Materials, Inc.	41,695,000
530,000		LyondellBasell Investment LLC	54,865,600
850,000		Martin Marietta Materials	121,252,500
222,800	[2]	Sherwin-Williams Co.	61,938,400
586,000		Westlake Chemical Corp.	45,696,280
		TOTAL	354,133,780
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	22,267,485
		Utilities—0.4%
585,000	[2]	ITC Holdings Corp.	21,060,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,371,476,236)	5,324,823,814
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	3,485
2,907,735	[1,3,4]	BioNano Genomics, Inc., 3/31/2016	2,326
2,120,000	[1,5]	Minerva Neurosciences, Inc., Warrants	3,958,464
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	6,700,320
		TOTAL WARRANTS (IDENTIFIED COST $315,770)	10,664,595
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
6,978,566	[1,3,4]	BioNano Genomics, Inc., Pfd., Series C	7,838,325
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	$0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,800,001)	7,838,325
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,649,829
		INVESTMENT COMPANIES—23.1%
753,522,956	[5,7,8]	Federated Money Market Management, Institutional Shares, 0.13%	753,522,956
603,929,328	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	603,929,328
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,357,452,284
		TOTAL INVESTMENTS—114.1% (IDENTIFIED COST $4,748,644,291)[9]	6,704,428,847
		OTHER ASSETS AND LIABILITIES - NET—(14.1)%[10]	(828,101,684)
		TOTAL NET ASSETS—100%	$5,876,327,163
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $24,757,013, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Trustees. At April 30, 2015, this liquid restricted security amounted to $3,649,829, which represented 0.1% of total net assets.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,393,825,539[1]	$—	$10,250,775	$4,404,076,314
International	629,097,185	291,650,315	—	920,747,500
Preferred Stocks
Domestic	—	—	7,838,325	7,838,325
Debt Securities:
Corporate Bond	—	3,649,829	—	3,649,829
Warrants	—	10,662,269	2,326	10,664,595
Investment Companies	1,357,452,284	—	—	1,357,452,284
TOTAL SECURITIES	$6,380,375,008	$305,962,413	$18,091,426	$6,704,428,847
1	Includes $9,720,541 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.60	$6.59	$5.28	$4.92	$5.27	$4.22
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.09)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.61	0.98	1.78	0.50	(0.27)	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.89	1.73	0.45	(0.32)	1.06
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.03)	(0.01)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.96)	(0.88)	(0.42)	(0.09)	(0.03)	(0.01)
Net Asset Value, End of Period	$6.21	$6.60	$6.59	$5.28	$4.92	$5.27
Total Return[3]	9.64%	14.54%	35.63%	9.45%	(6.07)%	25.11%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.16)%[4]	(1.27)%	(0.82)%	(0.97)%	(0.99)%	0.39%
Expense waiver/reimbursement[6]	0.06%[4]	0.15%	0.25%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,646,265	$1,550,663	$1,508,534	$1,898,465	$1,999,940	$2,469,094
Portfolio turnover	30%	52%	63%	61%	64%	54%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.00	$6.10	$4.94	$4.64	$4.96	$4.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.56	0.89	1.65	0.46	(0.24)	0.97
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.78	1.58	0.39	(0.32)	0.96
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]	—
Net Asset Value, End of Period	$5.55	$6.00	$6.10	$4.94	$4.64	$4.96
Total Return[3]	9.58%	13.83%	34.99%	8.72%	(6.40)%	24.00%
Ratios to Average Net Assets:
Net expenses	2.48%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.68)%[4]	(1.81)%	(1.35)%	(1.52)%	(1.53)%	(0.27)%
Expense waiver/reimbursement[6]	0.03%[4]	0.11%	0.20%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,041	$123,679	$159,846	$184,726	$301,469	$473,934
Portfolio turnover	30%	52%	63%	61%	64%	54%
Semi-Annual Shareholder Report
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1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.48%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.00	$6.10	$4.94	$4.64	$4.97	$4.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.11)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.55	0.89	1.65	0.46	(0.24)	0.98
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.78	1.58	0.39	(0.32)	0.97
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	(0.01)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.96)	(0.88)	(0.42)	(0.09)	(0.01)	—
Net Asset Value, End of Period	$5.54	$6.00	$6.10	$4.94	$4.64	$4.97
Total Return[3]	9.42%	13.83%	34.99%	8.72%	(6.53)%	24.25%
Ratios to Average Net Assets:
Net expenses	2.48%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.69)%[4]	(1.81)%	(1.39)%	(1.52)%	(1.53)%	(0.19)%
Expense waiver/reimbursement[6]	0.03%[4]	0.11%	0.20%	0.23%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$437,504	$427,755	$431,327	$392,886	$494,457	$680,501
Portfolio turnover	30%	52%	63%	61%	64%	54%
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1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.48%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $713,611,114 of securities loaned and $1,357,452,284 of investment in affiliated holdings and $778,831,974 of investment in affiliated companies (Note 5) (identified cost $4,748,644,291)		$6,704,428,847
Cash denominated in foreign currencies (identified cost $134,610)		138,964
Income receivable		1,125,175
Receivable for investments sold		20,371,652
Receivable for shares sold		4,006,743
TOTAL ASSETS		6,730,071,381
Liabilities:
Payable for investments purchased	$90,858,357
Payable for shares redeemed	3,650,177
Payable for collateral due to broker for securities lending	753,522,956
Payable for distribution services fee (Note 5)	1,424,034
Payable for other service fees (Notes 2 and 5)	2,982,863
Accrued expenses (Note 5)	1,305,831
TOTAL LIABILITIES		853,744,218
Net assets for 955,552,390 shares outstanding		$5,876,327,163
Net Assets Consist of:
Paid-in capital		$3,318,855,224
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,955,788,170
Accumulated net realized gain on investments and foreign currency transactions		636,155,475
Distributions in excess of net investment income		(34,471,706)
TOTAL NET ASSETS		$5,876,327,163
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,646,265,182 ÷ 264,939,813 shares outstanding), no par value, unlimited shares authorized	$6.21
Offering price per share (100/94.50 of $6.21)	$6.57
Redemption proceeds per share	$6.21
Class B Shares:
Net asset value per share ($117,041,444 ÷ 21,094,415 shares outstanding), no par value, unlimited shares authorized	$5.55
Offering price per share	$5.55
Redemption proceeds per share (94.50/100 of $5.55)	$5.24
Class C Shares:
Net asset value per share ($437,503,794 ÷ 78,911,124 shares outstanding), no par value, unlimited shares authorized	$5.54
Offering price per share	$5.54
Redemption proceeds per share (99.00/100 of $5.54)	$5.48
Class R Shares:
Net asset value per share ($3,675,516,743 ÷ 590,607,038 shares outstanding), no par value, unlimited shares authorized	$6.22
Offering price per share	$6.22
Redemption proceeds per share	$6.22
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $527,834 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $149,940)			$17,104,071
Interest (including $103,500 received from an affiliated company (Note 5) and income on securities loaned of $5,404,793)			5,508,293
TOTAL INCOME			22,612,364
Expenses:
Investment adviser fee (Note 5)		$37,014,008
Administrative fee (Note 5)		2,226,997
Custodian fees		186,893
Transfer agent fee (Note 2)		2,946,630
Directors'/Trustees' fees (Note 5)		20,664
Auditing fees		19,686
Legal fees		4,343
Portfolio accounting fees		102,034
Distribution services fee (Note 5)		12,942,624
Other service fees (Notes 2 and 5)		7,096,504
Share registration costs		63,955
Printing and postage		138,060
Miscellaneous (Note 5)		39,561
TOTAL EXPENSES		62,801,959
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(711,808)
Waiver of other operating expenses (Note 5)	(4,978,408)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(32,811)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,723,027)
Net expenses			57,078,932
Net investment income (loss)			(34,466,568)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $63,036,959 on sales of investments in affiliated companies (Note 5))			658,172,742
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(91,642,389)
Net realized and unrealized gain on investments and foreign currency transactions			566,530,353
Change in net assets resulting from operations			$532,063,785
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(34,466,568)	$(73,880,016)
Net realized gain on investments, futures contracts and foreign currency transactions	658,172,742	894,185,898
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(91,642,389)	(70,384,858)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	532,063,785	749,921,024
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(190)	—
Class R Shares	(4,948)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(223,114,408)	(198,779,147)
Class B Shares	(18,974,404)	(21,904,125)
Class C Shares	(67,412,460)	(61,119,850)
Class R Shares	(503,560,589)	(439,822,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(813,066,999)	(721,625,683)
Share Transactions:
Proceeds from sale of shares	167,771,405	298,150,900
Net asset value of shares issued to shareholders in payment of distributions declared	757,424,212	676,099,177
Cost of shares redeemed	(367,420,937)	(861,353,432)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	557,774,680	112,896,645
Change in net assets	276,771,466	141,191,986
Net Assets:
Beginning of period	5,599,555,697	5,458,363,711
End of period (including undistributed (distributions in excess of) net investment income of $(34,471,706) and $0, respectively)	$5,876,327,163	$5,599,555,697
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$882,795
Class B Shares	66,383
Class C Shares	239,456
Class R Shares	1,757,996
TOTAL	$2,946,630
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $23,258 of other service fees for the six months ended April 30, 2015. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,971,962
Class B Shares	148,725
Class C Shares	536,636
Class R Shares	4,439,181
TOTAL	$7,096,504
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At April 30, 2015, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $244 and $2,386, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$713,611,114	$753,522,956
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$566,167
aTyr Pharma, Inc., Series E	03/31/2015	$2,014,999	$2,014,999
BioNano Genomics, Inc., 3/31/2016	11/12/2014	$2,908	$2,326
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$9,800,000	$7,838,325
Denovo Ventures I LP	3/9/2000	$2,595,163	$429,921
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$143,899	$683,343
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$470,275
Minerva Neurosciences, Inc.	3/13/2015	$10,197,200	$8,101,069
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$1,000,759
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,256)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,046,707	$97,964,457	29,164,062	$184,853,054
Shares issued to shareholders in payment of distributions declared	35,592,531	207,148,527	30,042,638	184,161,373
Shares redeemed	(21,756,790)	(134,783,733)	(53,075,292)	(336,676,934)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	29,882,448	$170,329,251	6,131,408	$32,337,493

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,042,934	$5,801,708	1,885,469	$10,967,974
Shares issued to shareholders in payment of distributions declared	3,499,668	18,233,272	3,744,894	20,971,407
Shares redeemed	(4,046,832)	(22,518,672)	(11,229,301)	(64,984,855)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	495,770	$1,516,308	(5,598,938)	$(33,045,474)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,339,294	$23,492,085	6,214,246	$35,647,153
Shares issued to shareholders in payment of distributions declared	10,764,151	55,973,588	8,988,817	50,337,374
Shares redeemed	(7,466,761)	(41,341,140)	(14,649,164)	(84,954,471)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,636,684	$38,124,533	553,899	$1,030,056

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,577,068	$40,513,155	10,541,810	$66,682,719
Shares issued to shareholders in payment of distributions declared	81,658,916	476,068,825	68,506,356	420,629,023
Shares redeemed	(27,104,043)	(168,777,392)	(58,705,702)	(374,737,172)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	61,131,941	$347,804,588	20,342,464	$112,574,570
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	99,146,843	$557,774,680	21,428,833	$112,896,645
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Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2015 and the year ended October 31, 2014, redemption fees of $276,726 and $508,175, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $4,748,644,291. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,955,784,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,098,332,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $142,547,681.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Prior to June 27, 2014, the annual advisory fee was 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser voluntarily waived $255,026 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $30,520,322.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,978,893	$(232,786)
Class B Shares	446,174	—
Class C Shares	1,609,909	—
Class R Shares	8,907,648	(4,745,622)
TOTAL	$12,942,624	$(4,978,408)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $5,829,105 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $55,155 in sales charges from the sale of Class A Shares. FSC also retained $2,487 of CDSC relating to redemptions of Class A Shares, $54,680 relating to redemptions of Class B Shares and $3,092 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $3,211,288 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2015, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,299,969 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $700,031.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,385,519 and $12,524,615, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Company and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
*BioDelivery Sciences International, Inc.	3,857,147	303,853	(2,161,000)	2,000,000	$16,120,000	$—
Catalyst Pharmaceutical Partners, Inc.	—	3,000,000	—	3,000,000	9,480,000	—
ChannelAdvisor Corp.	1,526,423	81,377	(267,800)	1,340,000	13,708,200	—
Corcept Therapeutics, Inc.	11,152,915	1,287,053	—	12,439,968	71,778,615	—
*Corcept Therapeutics, Inc., 3/29/2015	797,358	—	(797,358)	—	—	—
*Dexcom, Inc.	3,389,253	—	(489,253)	2,900,000	195,953,000	—
*Dexcom, Inc.	126,065	—	—	126,065	8,518,212	—
Dyax Corp.	12,850,000	—	(3,850,000)	9,000,000	215,190,000	—
Dynavax Technologies Corp.	11,744,600	5,876,400	(15,889,441)	1,731,559	34,830,309	—
*Dynavax Technologies Corp., 4/16/2015	2,750,000	—	(2,750,000)	—	—	—
Egalet Corp.	973,774	110,726	(30,500)	1,054,000	9,654,640	—
ExamWorks Group, Inc.	2,300,783	—	(200,783)	2,100,000	85,995,000	—
Inovalon Holdings, Inc. - A	—	2,000,000	—	2,000,000	50,500,000	—
Minerva Neurosciences, Inc.	—	2,120,000	—	2,120,000	8,101,069	—
Minerva Neurosciences, Inc., Warrants	—	2,120,000	—	2,120,000	3,958,464	—
Premier, Inc.	1,500,000	500,000	(200,000)	1,800,000	68,220,000	—
Progenics Pharmaceuticals, Inc.	10,604,711	696,889	—	11,301,600	55,942,920	—
Protalix Biotherapeutics, Inc.	8,014,125	344,600	(63,725)	8,295,000	18,249,000	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	3,649,829	103,500
*RPX Corp.	2,650,000	—	(1,400,000)	1,250,000	19,450,000	—
Soteira, Inc.	959,018	—	—	959,018	—	—
SCYNEXIS, Inc.	—	750,000	—	750,000	6,997,500	—
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Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
SteadyMed Ltd.	—	1,100,000	—	1,100,000	10,659,000	—
SteadyMed Ltd.	—	117,816	—	117,816	1,000,759	—
Textura Corp.	2,950,000	103,500	(78,500)	2,975,000	77,855,750	—
Threshold Pharmaceuticals, Inc., Class THL	3,480,798	—	(19,753)	3,461,045	12,252,099	—
Zogenix, Inc.	20,720,476	1,005,800	(11,576,276)	10,150,000	14,108,500	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	6,700,320	—
TOTAL OF AFFILIATED COMPANIES	114,372,446	21,518,014	(39,774,389)	96,116,071	$1,018,873,186	$103,500
*	At April 30, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $456,782. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	925,547,146	239,264,481	1,164,811,627
Purchases/Additions	1,511,892,873	1,273,225,238	2,785,118,111
Sales/Reductions	(1,683,917,063)	(908,560,391)	(2,592,477,454)
Balance of Shares Held 4/30/2015	753,522,956	603,929,328	1,357,452,284
Value	$753,522,956	$603,929,328	$1,357,452,284
Dividend Income	$404,806	$123,028	$527,834
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2015, the Fund's expenses were reduced by $32,811 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$1,630,641,827
Sales	$2,212,421,694
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2015, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	75.3%
Netherlands	3.5%
United Kingdom	2.4%
Ireland	1.7%
Israel	1.6%
Luxembourg	1.3%
Singapore	1.1%
Spain	0.9%
China	0.8%
Belgium	0.7%
France	0.6%
Italy	0.6%
Cayman Islands	0.3%
Canada	0.1%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,096.40	$10.14
Class B Shares	$1,000	$1,095.80	$12.89
Class C Shares	$1,000	$1,094.20	$12.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.50	$12.37
Class C Shares	$1,000	$1,012.50	$12.37
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.48%
Class C Shares	2.48%
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Evaluation and Approval of Advisory Contract–May 2014
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board considered the applicable waivers and reimbursements and the overall expense structure of the Fund in the context of the Fund's historical performance. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that
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while this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund, he did note that the same group that manages the Federated Kaufmann Small Cap Fund also manages a similarly managed sub-advised fund for a lesser fee.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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In this regard, the Senior Officer proposed, and the Board approved, a reduction of 12.5 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimation may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
Semi-Annual Shareholder Report
39

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
26667 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	34.5%
Information Technology	18.8%
Consumer Discretionary	10.0%
Financials	9.5%
Industrials	7.7%
Materials	6.0%
Consumer Staples	2.6%
Energy	1.1%
Telecommunication Services	0.4%
Utilities	0.4%
Securities Lending Collateral[2]	12.8%
Cash Equivalents[3]	10.3%
Other Assets and Liabilities—Net[4]	(14.1)
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—90.6%
		Consumer Discretionary—10.0%
103,000	[1]	Amazon.com, Inc.	$43,443,340
1,000,000	[2]	Bloomin Brands, Inc.	22,660,000
1,418,648	[1,2]	Cnova NV	8,015,361
1,000,000		D. R. Horton, Inc.	25,400,000
475,000	[1,2]	Dave & Buster's Entertainment, Inc.	14,972,000
100,000	[1]	Dollar General Corp.	7,271,000
1,100,000	[2]	Hanesbrands, Inc.	34,188,000
1,660,000	[1]	Hilton Worldwide Holdings, Inc.	48,073,600
2,550,000	[1,2]	La Quinta Holdings, Inc.	61,404,000
369,141	[1]	Metaldyne Performance Group, Inc.	6,666,686
245,633	[1]	Mohawk Industries, Inc.	42,617,326
27,091,412		NagaCorp Limited	19,511,462
980,000	[1]	One Group Hospitality, Inc./The	4,792,200
15,300	[1]	Priceline.com, Inc.	18,938,493
20,275,000		Samsonite International SA	74,040,369
1,560,000		Starbucks Corp.	77,344,800
85,000	[2]	Tractor Supply Co.	7,315,100
205,000	[2]	Whirlpool Corp.	35,998,000
1,052,790	[1]	Yoox SpA	33,164,082
		TOTAL	585,815,819
		Consumer Staples—2.6%
100,000		CVS Health Corp.	9,929,000
785,600	[1]	Diplomat Pharmacy, Inc.	28,140,192
660,000	[1]	Hain Celestial Group, Inc.	39,758,400
1,958,000	[1]	SUPERVALU, Inc.	17,210,820
1,900,000	[1,2]	Sprouts Farmers Market, Inc.	60,771,500
		TOTAL	155,809,912
		Energy—1.1%
400,000	[1]	Cheniere Energy, Inc.	30,596,000
900,000		US Silica Holdings, Inc.	33,615,000
		TOTAL	64,211,000
		Financials—9.5%
3,200,000		American International Group, Inc.	180,128,000
238,600		BlackRock, Inc.	86,836,084
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,300,000	[1]	CBRE Group, Inc.	$49,842,000
485,000		Crown Castle International Corp.	40,512,050
100,000	[1]	Easterly Government Properties, Inc.	1,575,000
3,100,000	[2]	EverBank Financial Corp.	57,567,000
1	[1,3,4]	FA Private Equity Fund IV LP	683,343
330,000	[1]	Housing Development Finance Corp. Ltd.	6,122,467
1	[1,3,4]	Infrastructure Fund	0
350,000		JPMorgan Chase & Co.	22,141,000
434,700	[1,2]	National Storage Affiliates Trust	5,577,201
1	[1,3,4]	Peachtree Leadscope LLC	0
430,000	[2]	Ryman Hospitality Properties	24,785,200
587,400	[1]	Springleaf Holdings, Inc.	29,370,000
1,000,000		Wells Fargo & Co.	55,100,000
		TOTAL	560,239,345
		Health Care—34.1%
500,000	[1,2]	Acadia Pharmaceuticals, Inc.	17,085,000
180,000	[1]	Actavis, Inc.	50,914,800
137,500	[1,2]	Agios Pharmaceuticals, Inc.	12,696,750
1,925,204	[1,2]	Alkermes, Inc.	106,598,545
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	15,906,000
235,000	[1,2]	Amsurg Corp.	14,739,200
1	[3,4]	Apollo Investment Fund V	566,167
4,600,000	[1,2]	Arena Pharmaceuticals, Inc.	20,056,000
1,800,714	[1,3]	aTyr Pharma, Inc., Series E	2,014,999
2,000,000	[1,2]	BioDelivery Sciences International, Inc.	16,120,000
252,500	[1]	Biogen, Inc.	94,417,325
3,000,000	[1,2,5]	Catalyst Pharmaceutical Partners, Inc.	9,480,000
12,439,968	[1,5]	Corcept Therapeutics, Inc.	71,778,615
1	[3,4]	Denovo Ventures I LP	429,921
2,900,000	[1,2]	Dexcom, Inc.	195,953,000
126,065	[1]	Dexcom, Inc.	8,518,212
9,000,000	[1,2,5]	Dyax Corp.	215,190,000
1,731,559	[1,5]	Dynavax Technologies Corp.	34,830,309
1,054,000	[1,2,5]	Egalet Corp.	9,654,640
2,100,000	[1,2,5]	ExamWorks Group, Inc.	85,995,000
770,100	[1,2]	GW Pharmaceuticals PLC, ADR	80,590,965
1,000,000	[1]	Galapagos NV	41,990,236
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
100,000	[1]	Genfit	$4,364,101
725,000	[1]	Gilead Sciences, Inc.	72,869,750
353,122	[1,2]	HealthEquity, Inc.	9,255,328
200,000	[1,2]	IDEXX Laboratories, Inc.	25,074,000
700,000	[1]	Illumina, Inc.	128,975,000
2,000,000	[1,2,5]	Inovalon Holdings, Inc.	50,500,000
1	[3,4]	Latin Healthcare Fund	470,275
500,000	[1,2]	MacroGenics, Inc.	14,305,000
436,000		Medtronic PLC	32,460,200
2,120,000	[1,3,4,5]	Minerva Neurosciences, Inc.	8,101,069
3,500,000	[1,2]	Nektar Therapeutics	33,320,000
800,000	[1]	Neovasc, Inc.	6,584,000
166,000	[1]	Ocular Therapeutix, Inc.	3,643,700
1,065,359	[1,2]	Otonomy, Inc.	27,955,020
409,890	[1]	Otonomy, Inc.	10,755,514
278,624	[1]	Pharmacyclics, Inc.	71,383,469
1,800,000	[1,2,5]	Premier, Inc.	68,220,000
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	55,942,920
8,295,000	[1,2,5]	Protalix Biotherapeutics, Inc.	18,249,000
112,782	[1,2]	Puma Biotechnology, Inc.	20,366,174
450,000	[1,2]	Repligen Corp.	13,279,500
200,000	[1]	SAGE Therapeutics, Inc.	10,600,000
750,000	[1,5]	SCYNEXIS, Inc.	6,997,500
350,000		Shire Ltd.	28,475,371
124,400		Shire Ltd., ADR	30,292,644
959,018	[1,4,5]	Soteira, Inc.	0
1,100,000	[1,5]	SteadyMed Ltd.	10,659,000
117,816	[1,3,5]	SteadyMed Ltd.	1,000,759
3,461,045	[1,2,5]	Threshold Pharmaceuticals, Inc., Class THL	12,252,099
328,600	[1,2]	Ultragenyx Pharmaceutical, Inc.	18,542,898
2,750,000	[1,2]	Veeva Systems, Inc.	73,012,500
807,900	[1,2]	Versartis, Inc.	13,798,932
10,150,000	[1,2,5]	Zogenix, Inc.	14,108,500
		TOTAL	2,001,339,907
		Industrials—7.7%
1,500,000		Air Lease Corp.	57,945,000
1,039,000		Allison Transmission Holdings, Inc.	31,876,520
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
442,800		American Airlines Group, Inc.	$21,380,598
360,289	[1]	Caesar Stone SDOT Yam Ltd.	21,343,520
300,000		Danaher Corp.	24,564,000
700,000	[2]	Hexcel Corp.	35,105,000
785,000		KAR Auction Services, Inc.	29,209,850
302,500	[1,2]	Middleby Corp.	30,655,350
1,250,000	[1]	RPX Corp.	19,450,000
378,200		Safran SA	27,603,723
250,000	[1,2]	Sensata Technologies B.V.	13,802,500
750,000	[1,2]	Spirit Airlines, Inc.	51,352,500
197,400	[1,2]	Teledyne Technologies, Inc.	20,721,078
400,000	[1,2]	Verisk Analytics, Inc.	30,016,000
400,000		Wabtec Corp.	37,620,000
		TOTAL	452,645,639
		Information Technology—18.8%
130,000	[1]	Adobe Systems, Inc.	9,887,800
570,000	[1,2]	Alibaba Group Holding Ltd., ADR	46,335,300
1,235,000	[2]	Amadeus IT Holding SA	56,378,504
560,000		Avago Technologies Ltd.	65,452,800
1,340,000	[1,2,5]	ChannelAdvisor Corp.	13,708,200
346,300	[1]	Check Point Software Technologies Ltd.	28,909,124
325,000	[1,2]	CoStar Group, Inc.	66,439,750
631,400	[1]	Cvent, Inc.	16,972,032
570,800	[1,2]	Demandware, Inc.	35,161,280
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,100,000	[1,2]	Fleetmatics Group PLC	50,138,000
526,706	[1,2]	GoDaddy, Inc.	13,204,519
600,000	[1,2]	GrubHub, Inc.	24,702,000
343,000	[1,2]	LendingClub Corp.	5,985,350
80,400	[1]	LinkedIn Corp.	20,271,252
1,539,700	[1]	Microsemi Corp.	51,364,392
570,000	[1,2]	Mobileye NV	25,570,200
1,200,000	[1]	NIC, Inc.	20,400,000
1,050,000	[1]	NXP Semiconductors NV	100,926,000
260,000	[1,2]	NetSuite, Inc.	24,848,200
1	[1,3,4]	Peachtree Open Networks	0
410,000	[1,2]	Qorvo, Inc.	27,023,100
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,423,600	[1,2]	RADWARE Ltd.	$33,696,612
500,000	[1,2]	Salesforce.com, Inc.	36,410,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
825,000	[1,2]	ServiceNow, Inc.	61,759,500
2,975,000	[1,2,5]	Textura Corp.	77,855,750
675,000	[1,2]	Tyler Technologies, Inc.	82,316,250
1,100,000	[1,2]	Vantiv, Inc.	43,010,000
665,000	[1,2]	Workday, Inc.	60,654,650
81,118	[1,2]	Zillow Group, Inc.	7,920,362
		TOTAL	1,107,300,927
		Materials—6.0%
200,000		Air Products & Chemicals, Inc.	28,686,000
500,000	[2]	Eagle Materials, Inc.	41,695,000
530,000		LyondellBasell Investment LLC	54,865,600
850,000		Martin Marietta Materials	121,252,500
222,800	[2]	Sherwin-Williams Co.	61,938,400
586,000		Westlake Chemical Corp.	45,696,280
		TOTAL	354,133,780
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	22,267,485
		Utilities—0.4%
585,000	[2]	ITC Holdings Corp.	21,060,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,371,476,236)	5,324,823,814
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	3,485
2,907,735	[1,3,4]	BioNano Genomics, Inc., 3/31/2016	2,326
2,120,000	[1,5]	Minerva Neurosciences, Inc., Warrants	3,958,464
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	6,700,320
		TOTAL WARRANTS (IDENTIFIED COST $315,770)	10,664,595
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
6,978,566	[1,3,4]	BioNano Genomics, Inc., Pfd., Series C	7,838,325
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		PREFERRED STOCKS—continued
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	$0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,800,001)	7,838,325
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3,5,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,649,829
		INVESTMENT COMPANIES—23.1%
753,522,956	[5,7,8]	Federated Money Market Management, Institutional Shares, 0.13%	753,522,956
603,929,328	[5,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	603,929,328
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,357,452,284
		TOTAL INVESTMENTS—114.1% (IDENTIFIED COST $4,748,644,291)[9]	6,704,428,847
		OTHER ASSETS AND LIABILITIES - NET—(14.1)%[10]	(828,101,684)
		TOTAL NET ASSETS—100%	$5,876,327,163
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $24,757,013, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated companies and holdings.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Trustees. At April 30, 2015, this liquid restricted security amounted to $3,649,829, which represented 0.1% of total net assets.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	Also represents cost for federal tax purposes.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,393,825,539[1]	$—	$10,250,775	$4,404,076,314
International	629,097,185	291,650,315	—	920,747,500
Preferred Stocks
Domestic	—	—	7,838,325	7,838,325
Debt Securities:
Corporate Bond	—	3,649,829	—	3,649,829
Warrants	—	10,662,269	2,326	10,664,595
Investment Companies	1,357,452,284	—	—	1,357,452,284
TOTAL SECURITIES	$6,380,375,008	$305,962,413	$18,091,426	$6,704,428,847
1	Includes $9,720,541 of a domestic common stock security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.61	$6.60	$5.28	$4.93	$5.27	$4.23
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.05)[1]	(0.05)[1]	(0.05)[1]	0.02[1]
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.61	0.97	1.79	0.49	(0.26)	1.03
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.89	1.74	0.44	(0.31)	1.05
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	(0.03)	(0.01)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.96)	(0.88)	(0.42)	(0.09)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.96)	(0.88)	(0.42)	(0.09)	(0.03)	(0.01)
Net Asset Value, End of Period	$6.22	$6.61	$6.60	$5.28	$4.93	$5.27
Total Return[3]	9.63%	14.52%	35.81%	9.23%	(5.88)%	24.81%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	—	—	—	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(1.16)%[4]	(1.27)%	(0.85)%	(0.97)%	(0.99)%	0.39%
Expense waiver/reimbursement[6]	0.29%[4]	0.38%	0.48%	0.52%	0.54%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,675,517	$3,497,459	$3,358,658	$2,878,476	$3,001,225	$3,621,789
Portfolio turnover	30%	52%	63%	61%	64%	54%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $713,611,114 of securities loaned and $1,357,452,284 of investment in affiliated holdings and $778,831,974 of investment in affiliated companies (Note 5) (identified cost $4,748,644,291)		$6,704,428,847
Cash denominated in foreign currencies (identified cost $134,610)		138,964
Income receivable		1,125,175
Receivable for investments sold		20,371,652
Receivable for shares sold		4,006,743
TOTAL ASSETS		6,730,071,381
Liabilities:
Payable for investments purchased	$90,858,357
Payable for shares redeemed	3,650,177
Payable for collateral due to broker for securities lending	753,522,956
Payable for distribution services fee (Note 5)	1,424,034
Payable for other service fees (Notes 2 and 5)	2,982,863
Accrued expenses (Note 5)	1,305,831
TOTAL LIABILITIES		853,744,218
Net assets for 955,552,390 shares outstanding		$5,876,327,163
Net Assets Consist of:
Paid-in capital		$3,318,855,224
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,955,788,170
Accumulated net realized gain on investments and foreign currency transactions		636,155,475
Distributions in excess of net investment income		(34,471,706)
TOTAL NET ASSETS		$5,876,327,163
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,646,265,182 ÷ 264,939,813 shares outstanding), no par value, unlimited shares authorized	$6.21
Offering price per share (100/94.50 of $6.21)	$6.57
Redemption proceeds per share	$6.21
Class B Shares:
Net asset value per share ($117,041,444 ÷ 21,094,415 shares outstanding), no par value, unlimited shares authorized	$5.55
Offering price per share	$5.55
Redemption proceeds per share (94.50/100 of $5.55)	$5.24
Class C Shares:
Net asset value per share ($437,503,794 ÷ 78,911,124 shares outstanding), no par value, unlimited shares authorized	$5.54
Offering price per share	$5.54
Redemption proceeds per share (99.00/100 of $5.54)	$5.48
Class R Shares:
Net asset value per share ($3,675,516,743 ÷ 590,607,038 shares outstanding), no par value, unlimited shares authorized	$6.22
Offering price per share	$6.22
Redemption proceeds per share	$6.22
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $527,834 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $149,940)			$17,104,071
Interest (including $103,500 received from an affiliated company (Note 5) and income on securities loaned of $5,404,793)			5,508,293
TOTAL INCOME			22,612,364
Expenses:
Investment adviser fee (Note 5)		$37,014,008
Administrative fee (Note 5)		2,226,997
Custodian fees		186,893
Transfer agent fee (Note 2)		2,946,630
Directors'/Trustees' fees (Note 5)		20,664
Auditing fees		19,686
Legal fees		4,343
Portfolio accounting fees		102,034
Distribution services fee (Note 5)		12,942,624
Other service fees (Notes 2 and 5)		7,096,504
Share registration costs		63,955
Printing and postage		138,060
Miscellaneous (Note 5)		39,561
TOTAL EXPENSES		62,801,959
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(711,808)
Waiver of other operating expenses (Note 5)	(4,978,408)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(32,811)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(5,723,027)
Net expenses			57,078,932
Net investment income (loss)			(34,466,568)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $63,036,959 on sales of investments in affiliated companies (Note 5))			658,172,742
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(91,642,389)
Net realized and unrealized gain on investments and foreign currency transactions			566,530,353
Change in net assets resulting from operations			$532,063,785
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(34,466,568)	$(73,880,016)
Net realized gain on investments, futures contracts and foreign currency transactions	658,172,742	894,185,898
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(91,642,389)	(70,384,858)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	532,063,785	749,921,024
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(190)	—
Class R Shares	(4,948)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(223,114,408)	(198,779,147)
Class B Shares	(18,974,404)	(21,904,125)
Class C Shares	(67,412,460)	(61,119,850)
Class R Shares	(503,560,589)	(439,822,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(813,066,999)	(721,625,683)
Share Transactions:
Proceeds from sale of shares	167,771,405	298,150,900
Net asset value of shares issued to shareholders in payment of distributions declared	757,424,212	676,099,177
Cost of shares redeemed	(367,420,937)	(861,353,432)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	557,774,680	112,896,645
Change in net assets	276,771,466	141,191,986
Net Assets:
Beginning of period	5,599,555,697	5,458,363,711
End of period (including undistributed (distributions in excess of) net investment income of $(34,471,706) and $0, respectively)	$5,876,327,163	$5,599,555,697
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$882,795
Class B Shares	66,383
Class C Shares	239,456
Class R Shares	1,757,996
TOTAL	$2,946,630
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $23,258 of other service fees for the six months ended April 30, 2015. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,971,962
Class B Shares	148,725
Class C Shares	536,636
Class R Shares	4,439,181
TOTAL	$7,096,504
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At April 30, 2015, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $244 and $2,386, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$713,611,114	$753,522,956
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$566,167
aTyr Pharma, Inc., Series E	03/31/2015	$2,014,999	$2,014,999
BioNano Genomics, Inc., 3/31/2016	11/12/2014	$2,908	$2,326
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$9,800,000	$7,838,325
Denovo Ventures I LP	3/9/2000	$2,595,163	$429,921
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$143,899	$683,343
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$470,275
Minerva Neurosciences, Inc.	3/13/2015	$10,197,200	$8,101,069
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
SteadyMed Ltd.	1/26/2015	$1,000,000	$1,000,759
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,256)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,046,707	$97,964,457	29,164,062	$184,853,054
Shares issued to shareholders in payment of distributions declared	35,592,531	207,148,527	30,042,638	184,161,373
Shares redeemed	(21,756,790)	(134,783,733)	(53,075,292)	(336,676,934)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	29,882,448	$170,329,251	6,131,408	$32,337,493

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,042,934	$5,801,708	1,885,469	$10,967,974
Shares issued to shareholders in payment of distributions declared	3,499,668	18,233,272	3,744,894	20,971,407
Shares redeemed	(4,046,832)	(22,518,672)	(11,229,301)	(64,984,855)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	495,770	$1,516,308	(5,598,938)	$(33,045,474)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,339,294	$23,492,085	6,214,246	$35,647,153
Shares issued to shareholders in payment of distributions declared	10,764,151	55,973,588	8,988,817	50,337,374
Shares redeemed	(7,466,761)	(41,341,140)	(14,649,164)	(84,954,471)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,636,684	$38,124,533	553,899	$1,030,056

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,577,068	$40,513,155	10,541,810	$66,682,719
Shares issued to shareholders in payment of distributions declared	81,658,916	476,068,825	68,506,356	420,629,023
Shares redeemed	(27,104,043)	(168,777,392)	(58,705,702)	(374,737,172)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	61,131,941	$347,804,588	20,342,464	$112,574,570
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	99,146,843	$557,774,680	21,428,833	$112,896,645
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Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2015 and the year ended October 31, 2014, redemption fees of $276,726 and $508,175, respectively, were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $4,748,644,291. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,955,784,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,098,332,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $142,547,681.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Prior to June 27, 2014, the annual advisory fee was 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser voluntarily waived $255,026 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $30,520,322.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,978,893	$(232,786)
Class B Shares	446,174	—
Class C Shares	1,609,909	—
Class R Shares	8,907,648	(4,745,622)
TOTAL	$12,942,624	$(4,978,408)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $5,829,105 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $55,155 in sales charges from the sale of Class A Shares. FSC also retained $2,487 of CDSC relating to redemptions of Class A Shares, $54,680 relating to redemptions of Class B Shares and $3,092 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $3,211,288 of the other service fees disclosed in Note 2.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2015, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $30,299,969 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $700,031.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,385,519 and $12,524,615, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Company and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
*BioDelivery Sciences International, Inc.	3,857,147	303,853	(2,161,000)	2,000,000	$16,120,000	$—
Catalyst Pharmaceutical Partners, Inc.	—	3,000,000	—	3,000,000	9,480,000	—
ChannelAdvisor Corp.	1,526,423	81,377	(267,800)	1,340,000	13,708,200	—
Corcept Therapeutics, Inc.	11,152,915	1,287,053	—	12,439,968	71,778,615	—
*Corcept Therapeutics, Inc., 3/29/2015	797,358	—	(797,358)	—	—	—
*Dexcom, Inc.	3,389,253	—	(489,253)	2,900,000	195,953,000	—
*Dexcom, Inc.	126,065	—	—	126,065	8,518,212	—
Dyax Corp.	12,850,000	—	(3,850,000)	9,000,000	215,190,000	—
Dynavax Technologies Corp.	11,744,600	5,876,400	(15,889,441)	1,731,559	34,830,309	—
*Dynavax Technologies Corp., 4/16/2015	2,750,000	—	(2,750,000)	—	—	—
Egalet Corp.	973,774	110,726	(30,500)	1,054,000	9,654,640	—
ExamWorks Group, Inc.	2,300,783	—	(200,783)	2,100,000	85,995,000	—
Inovalon Holdings, Inc. - A	—	2,000,000	—	2,000,000	50,500,000	—
Minerva Neurosciences, Inc.	—	2,120,000	—	2,120,000	8,101,069	—
Minerva Neurosciences, Inc., Warrants	—	2,120,000	—	2,120,000	3,958,464	—
Premier, Inc.	1,500,000	500,000	(200,000)	1,800,000	68,220,000	—
Progenics Pharmaceuticals, Inc.	10,604,711	696,889	—	11,301,600	55,942,920	—
Protalix Biotherapeutics, Inc.	8,014,125	344,600	(63,725)	8,295,000	18,249,000	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	3,649,829	103,500
*RPX Corp.	2,650,000	—	(1,400,000)	1,250,000	19,450,000	—
Soteira, Inc.	959,018	—	—	959,018	—	—
SCYNEXIS, Inc.	—	750,000	—	750,000	6,997,500	—
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Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
SteadyMed Ltd.	—	1,100,000	—	1,100,000	10,659,000	—
SteadyMed Ltd.	—	117,816	—	117,816	1,000,759	—
Textura Corp.	2,950,000	103,500	(78,500)	2,975,000	77,855,750	—
Threshold Pharmaceuticals, Inc., Class THL	3,480,798	—	(19,753)	3,461,045	12,252,099	—
Zogenix, Inc.	20,720,476	1,005,800	(11,576,276)	10,150,000	14,108,500	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	6,700,320	—
TOTAL OF AFFILIATED COMPANIES	114,372,446	21,518,014	(39,774,389)	96,116,071	$1,018,873,186	$103,500
*	At April 30, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $456,782. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	925,547,146	239,264,481	1,164,811,627
Purchases/Additions	1,511,892,873	1,273,225,238	2,785,118,111
Sales/Reductions	(1,683,917,063)	(908,560,391)	(2,592,477,454)
Balance of Shares Held 4/30/2015	753,522,956	603,929,328	1,357,452,284
Value	$753,522,956	$603,929,328	$1,357,452,284
Dividend Income	$404,806	$123,028	$527,834
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2015, the Fund's expenses were reduced by $32,811 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$1,630,641,827
Sales	$2,212,421,694
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2015, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	75.3%
Netherlands	3.5%
United Kingdom	2.4%
Ireland	1.7%
Israel	1.6%
Luxembourg	1.3%
Singapore	1.1%
Spain	0.9%
China	0.8%
Belgium	0.7%
France	0.6%
Italy	0.6%
Cayman Islands	0.3%
Canada	0.1%
India	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,096.30	$10.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2014
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board considered the applicable waivers and reimbursements and the overall expense structure of the Fund in the context of the Fund's historical performance. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that
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while this was particularly true in the case of the Federated Kaufmann Fund, since Federated manages no institutional or separate accounts in the style of the Fund, he did note that the same group that manages the Federated Kaufmann Small Cap Fund also manages a similarly managed sub-advised fund for a lesser fee.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
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In this regard, the Senior Officer proposed, and the Board approved, a reduction of 12.5 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimation may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the Fund attains a certain size. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds. The Senior Officer's Evaluation also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $10 billion and $12 billion in size.
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Notes
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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172644
2090162 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX
R6	KLCSX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	23.8%
Health Care	20.3%
Consumer Discretionary	18.3%
Financials	12.1%
Materials	6.9%
Industrials	6.8%
Consumer Staples	3.6%
Energy	2.8%
Telecommunication Services	1.8%
Securities Lending Collateral[2]	3.3%
Cash Equivalents[3]	3.5%
Other Assets and Liabilities—Net[4]	(3.2)%
TOTAL	100%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements, other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.9%
		Consumer Discretionary—17.8%
111,100	[1]	Amazon.com, Inc.	$46,859,758
5,500,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	15,125,000
77,600	[1]	Chipotle Mexican Grill, Inc.	48,215,984
615,400		Delphi Automotive PLC	51,078,200
444,000	[1]	Dollar General Corp.	32,283,240
1,722,000	[1]	Hilton Worldwide Holdings, Inc.	49,869,120
20	[1,4]	New Cotai LLC/Capital	401,329
23,900	[1]	Priceline.com, Inc.	29,583,659
1,010,000		Starbucks Corp.	50,075,800
349,300		Tractor Supply Co.	30,060,758
436,400		Walt Disney Co.	47,445,408
263,100		Whirlpool Corp.	46,200,360
		TOTAL	447,198,616
		Consumer Staples—3.6%
490,000		CVS Health Corp.	48,652,100
1,304,700	[1,3]	Sprouts Farmers Market, Inc.	41,730,830
		TOTAL	90,382,930
		Energy—2.8%
400,500		Pioneer Natural Resources, Inc.	69,198,390
		Financials—12.1%
950,000		American International Group, Inc.	53,475,500
135,700		BlackRock, Inc.	49,386,658
630,000		Capital One Financial Corp.	50,935,500
599,000		Crown Castle International Corp.	50,034,470
810,000		JPMorgan Chase & Co.	51,240,600
920,000		Wells Fargo & Co.	50,692,000
		TOTAL	305,764,728
		Health Care—20.3%
180,000	[1]	Actavis, Inc.	50,914,800
130,000	[1]	Biogen, Inc.	48,610,900
760,000		Bristol-Myers Squibb Co.	48,434,800
530,000	[1]	Gilead Sciences, Inc.	53,270,300
236,696	[1]	IDEXX Laboratories, Inc.	29,674,577
265,000	[1]	Illumina, Inc.	48,826,250
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
625,000	[1,3]	Incyte Genomics, Inc.	$60,725,000
640,000		Medtronic PLC	47,648,000
660,000		Pfizer, Inc.	22,393,800
1,290,264	[1,2]	Premier, Inc.	48,901,006
627,200		Shire Ltd.	51,027,866
		TOTAL	510,427,299
		Industrials—6.8%
700,000		Eaton Corp. PLC	48,111,000
1,069,500		Expeditors International Washington, Inc.	49,015,185
484,700		Kansas City Southern Industries, Inc.	49,676,903
483,800		Osram Licht AG	25,527,876
		TOTAL	172,330,964
		Information Technology—23.8%
470,700	[1,3]	Alibaba Group Holding Ltd., ADR	38,263,203
530,000		Amadeus IT Holding SA	24,194,824
411,600		Apple, Inc.	51,511,740
315,000		Avago Technologies Ltd.	36,817,200
605,300	[1]	Facebook, Inc.	47,679,481
84,500	[1]	Google, Inc., Class A	46,371,065
377,200		Mastercard, Inc.	34,027,212
1,743,500	[1]	Micron Technology, Inc.	49,044,655
576,000	[1]	NXP Semiconductors NV	55,365,120
710,000	[1]	Salesforce.com, Inc.	51,702,200
880,200		TE Connectivity Ltd.	58,577,310
500,000	[1]	VMware, Inc., Class A	44,050,000
1,000,000	[1]	Vantiv, Inc.	39,100,000
327,200	[3]	Visa, Inc., Class A	21,611,560
		TOTAL	598,315,570
		Materials—6.9%
305,100		Air Products & Chemicals, Inc.	43,760,493
315,000		LyondellBasell Investment LLC	32,608,800
360,000	[3]	Martin Marietta Materials	51,354,000
165,000		Sherwin-Williams Co.	45,870,000
		TOTAL	173,593,293
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Telecommunication Services—1.8%
1,350,000	[1]	T-Mobile US, Inc.	$45,954,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,950,045,210)	2,413,165,790
		CORPORATE BOND—0.4%
		Consumer Discretionary—0.4%
$8,334,340	[2]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017 (IDENTIFIED COST $7,321,671)	8,605,206
		WARRANT—0.1%
		Consumer Discretionary—0.1%
1,610,007	[1,2,3]	Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/18 (IDENTIFIED COST $3,231,012)	3,417,079
		INVESTMENT COMPANIES—6.8%
83,733,271	[2,5,6]	Federated Money Market Management, Institutional Shares, 0.13%	83,733,271
88,263,670	[2,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	88,263,670
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	171,996,941
		TOTAL INVESTMENTS—103.2% (IDENTIFIED COST $2,132,594,834)[7]	2,597,185,016
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[8]	(80,056,974)
		TOTAL NET ASSETS—100%	$2,517,128,042
1	Non-income-producing security.
2	Affiliated company or holding.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $2,132,636,516.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,925,153,262	$—	$401,329	$1,925,554,591
International	386,860,633	100,750,566	—	487,611,199
Debt Security:
Corporate Bond	—	8,605,206	—	8,605,206
Warrant	—	3,417,079	—	3,417,079
Investment Companies	171,996,941	—	—	171,996,941
TOTAL SECURITIES	$2,484,010,836	$112,772,851	$401,329	$2,597,185,016
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.39	$16.13	$12.22	$11.07	$10.53	$8.69
Income From Investment Operations:
Net investment income (loss)	(0.00)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	0.09[1]
Net realized and unrealized gain on investments and foreign currency transactions	1.63	2.65	4.27	1.64	0.63	1.75
TOTAL FROM INVESTMENT OPERATIONS	1.63	2.61	4.23	1.60	0.59	1.84
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.05)	(0.00)[2]
Distributions from net realized gain on investments and foreign currency transactions	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.70)	(0.35)	(0.32)	(0.45)	(0.05)	(0.00)[2]
Net Asset Value, End of Period	$19.32	$18.39	$16.13	$12.22	$11.07	$10.53
Total Return[3]	9.07%	16.42%	35.44%	15.08%	5.63%	21.18%
Ratios to Average Net Assets:
Net expenses	1.09%[4,5]	1.15%[5]	1.50%[5]	1.50%	1.50%[5]	1.50%[5]
Net investment income (loss)	(0.05)%[4]	(0.23)%	(0.27)%	(0.34)%	(0.37)%	0.94%
Expense waiver/reimbursement[6]	0.10%[4]	0.17%	0.44%	0.49%	0.56%	0.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$738,772	$485,104	$365,693	$142,229	$140,128	$89,815
Portfolio turnover	23%	68%	114%	94%	128%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.09%, 1.15%, 1.50%, 1.50% and 1.49% for the six months ended April 30, 2015, and for the years ended October 31, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.50	$15.48	$11.84	$10.82	$10.33	$8.60
Income From Investment Operations:
Net investment income (loss)	(0.06)	(0.17)[1]	(0.15)[1]	(0.13)[1]	(0.13)[1]	0.01[1]
Net realized and unrealized gain on investments and foreign currency transactions	1.54	2.54	4.11	1.60	0.62	1.72
TOTAL FROM INVESTMENT OPERATIONS	1.48	2.37	3.96	1.47	0.49	1.73
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.70)	(0.35)	(0.32)	(0.45)	—	—
Net Asset Value, End of Period	$18.28	$17.50	$15.48	$11.84	$10.82	$10.33
Total Return[2]	8.66%	15.54%	34.27%	14.20%	4.74%	20.12%
Ratios to Average Net Assets:
Net expenses	1.86%[3,4]	1.93%[4]	2.33%[4]	2.34%	2.33%[4]	2.34%[4]
Net investment income (loss)	(0.81)%[3]	(1.03)%	(1.08)%	(1.15)%	(1.20)%	0.14%
Expense waiver/reimbursement[5]	0.09%[3]	0.14%	0.35%	0.40%	0.48%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$384,261	$280,250	$181,073	$81,269	$69,810	$47,002
Portfolio turnover	23%	68%	114%	94%	128%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.86%, 1.93%, 2.33%, 2.33% and 2.33% for the six months ended April 30, 2015, and for the years ended October 31, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.86	$15.74	$11.97	$10.91	$10.40	$8.63
Income From Investment Operations:
Net investment income (loss)	(0.04)	(0.11)[1]	(0.10)[1]	(0.09)[1]	(0.07)[1]	0.08[1]
Net realized and unrealized gain on investments and foreign currency transactions	1.59	2.58	4.19	1.60	0.61	1.69
TOTAL FROM INVESTMENT OPERATIONS	1.55	2.47	4.09	1.51	0.54	1.77
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.03)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.70)	(0.35)	(0.32)	(0.45)	(0.03)	—
Net Asset Value, End of Period	$18.71	$17.86	$15.74	$11.97	$10.91	$10.40
Total Return[3]	8.89%	15.93%	35.00%	14.46%	5.20%	20.51%
Ratios to Average Net Assets:
Net expenses	1.47%[4,5]	1.55%[5]	1.93%[5]	1.95%	1.95%[5]	1.95%[5]
Net investment income (loss)	(0.42)%[4]	(0.64)%	(0.76)%	(0.77)%	(0.65)%	0.88%
Expense waiver/reimbursement[6]	0.14%[4]	0.19%	0.40%	0.44%	0.55%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,703	$72,580	$66,543	$19,688	$16,393	$1,901
Portfolio turnover	23%	68%	114%	94%	128%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.47%, 1.55%, 1.93%, 1.95% and 1.94% for the six months ended April 30, 2015, and for the years ended October 31, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.64	$16.30	$12.32	$11.13	$10.58	$8.73
Income From Investment Operations:
Net investment income (loss)	0.02	(0.00)[1]	(0.01)[1]	(0.01)[1]	(0.01)[1]	0.16[1]
Net realized and unrealized gain on investments and foreign currency transactions	1.66	2.69	4.31	1.65	0.63	1.70
TOTAL FROM INVESTMENT OPERATIONS	1.68	2.69	4.30	1.64	0.62	1.86
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.07)	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(0.70)	(0.35)	(0.32)	(0.45)	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.70)	(0.35)	(0.32)	(0.45)	(0.07)	(0.01)
Net Asset Value, End of Period	$19.62	$18.64	$16.30	$12.32	$11.13	$10.58
Total Return[3]	9.22%	16.74%	35.72%	15.37%	5.89%	21.38%
Ratios to Average Net Assets:
Net expenses	0.84%[4,5]	0.89%[5]	1.25%[5]	1.25%	1.25%[5]	1.25%[5]
Net investment income (loss)	0.21%[4]	(0.01)%	(0.07)%	(0.07)%	(0.10)%	1.62%
Expense waiver/reimbursement[6]	0.09%[4]	0.15%	0.41%	0.45%	0.52%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,158,992	$813,517	$365,715	$106,055	$93,222	$54,905
Portfolio turnover	23%	68%	114%	94%	128%	69%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.84%, 0.89%, 1.25%, 1.25% and 1.24% for the six months ended April 30, 2015, and for the years ended October 31, 2014, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$18.65	$16.81
Income From Investment Operations:
Net investment income	0.02	0.01[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.66	1.83
TOTAL FROM INVESTMENT OPERATIONS	1.68	1.84
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.70)	—
Net Asset Value, End of Period	$19.63	$18.65
Total Return[3]	9.22%	10.95%
Ratios to Average Net Assets:
Net expenses	0.78%[4,5]	0.78%[4,5]
Net investment income	0.28%[4]	0.07%[4]
Expense waiver/reimbursement[6]	0.09%[4]	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$157,399	$129,160
Portfolio turnover	23%	68%[7]
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to October 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.78% and 0.78% for the six months ended April 30, 2015, and for the period ended October 31, 2014, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $81,603,971 of securities loaned, $171,996,941 of investment in affiliated holdings and $76,048,291 of investment in affiliated companies (Note 5) (identified cost $2,132,594,834)		$2,597,185,016
Cash denominated in foreign currencies (identified cost $4,298)		4,102
Income receivable		1,915,300
Receivable for shares sold		22,546,332
Other assets		8,936
TOTAL ASSETS		2,621,659,686
Liabilities:
Payable for investments purchased	$17,494,789
Payable for shares redeemed	2,348,024
Payable for collateral due to broker for securities lending	83,733,271
Payable for distribution services fee (Note 5)	261,204
Payable for other service fees (Notes 2 and 5)	449,319
Accrued expenses (Note 5)	245,037
TOTAL LIABILITIES		104,531,644
Net assets for 130,516,475 shares outstanding		$2,517,128,042
Net Assets Consist of:
Paid-in capital		$2,002,318,900
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		464,574,306
Accumulated net realized gain on investments and foreign currency transactions		50,648,113
Accumulated net investment income (loss)		(413,277)
TOTAL NET ASSETS		$2,517,128,042
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($738,772,062 ÷ 38,244,147 shares outstanding), no par value, unlimited shares authorized	$19.32
Offering price per share (100/94.50 of $19.32)	$20.44
Redemption proceeds per share	$19.32
Class C Shares:
Net asset value per share ($384,260,746 ÷ 21,021,865 shares outstanding), no par value, unlimited shares authorized	$18.28
Offering price per share	$18.28
Redemption proceeds per share (99.00/100 of $18.28)	$18.10
Class R Shares:
Net asset value per share ($77,703,311 ÷ 4,153,045 shares outstanding), no par value, unlimited shares authorized	$18.71
Offering price per share	$18.71
Redemption proceeds per share	$18.71
Institutional Shares:
Net asset value per share ($1,158,992,464 ÷ 59,079,853 shares outstanding), no par value, unlimited shares authorized	$19.62
Offering price per share	$19.62
Redemption proceeds per share	$19.62
Class R6 Shares:
Net asset value per share ($157,399,459 ÷ 8,017,565 shares outstanding), no par value, unlimited shares authorized	$19.63
Offering price per share	$19.63
Redemption proceeds per share	$19.63
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $118,348 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $93,532)			$9,996,383
Interest (including $137,215 from affiliated companies (Note 5) and income on securities loaned of $53,342)			759,049
TOTAL INCOME			10,755,432
Expenses:
Investment adviser fee (Note 5)		$7,705,711
Administrative fee (Note 5)		803,598
Custodian fees		52,506
Transfer agent fee (Note 2)		826,913
Directors'/Trustees' fees (Note 5)		6,936
Auditing fees		19,191
Legal fees		4,480
Portfolio accounting fees		106,709
Distribution services fee (Note 5)		1,384,782
Other service fees (Notes 2 and 5)		1,102,200
Share registration costs		75,847
Printing and postage		41,053
Miscellaneous (Note 5)		10,249
TOTAL EXPENSES		12,140,175
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(901,478)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(58,592)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(11,396)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(971,466)
Net expenses			11,168,709
Net investment income (loss)			(413,277)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			56,104,676
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			116,145,709
Net realized and unrealized gain on investments and foreign currency transactions			172,250,385
Change in net assets resulting from operations			$171,837,108
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(413,277)	$(3,938,434)
Net realized gain on investments and foreign currency transactions	56,104,676	71,697,788
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	116,145,709	141,867,207
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	171,837,108	209,626,561
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(18,864,996)	(8,670,116)
Class C Shares	(11,525,480)	(4,381,245)
Class R Shares	(2,788,799)	(1,474,660)
Institutional Shares	(32,311,610)	(8,908,655)
Class R6 Shares	(4,471,173)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(69,962,058)	(23,434,676)
Share Transactions:
Proceeds from sale of shares	820,402,717	1,029,764,602
Net asset value of shares issued to shareholders in payment of distributions declared	56,441,445	19,553,826
Cost of shares redeemed	(242,202,385)	(433,922,725)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	634,641,777	615,395,703
Change in net assets	736,516,827	801,587,588
Net Assets:
Beginning of period	1,780,611,215	979,023,627
End of period (including accumulated net investment income (loss) of $(413,277) and $0, respectively)	$2,517,128,042	$1,780,611,215
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors, including but not limited to, industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$257,462	$(39,884)
Class C Shares	143,924	—
Class R Shares	92,937	—
Institutional Shares	322,997	—
Class R6 Shares	9,593	—
TOTAL	$826,913	$(39,884)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$702,967
Class C Shares	399,233
TOTAL	$1,102,200
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$81,603,971	$83,733,271
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(20,556)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,625,624	$279,044,690	15,162,985	$257,106,457
Shares issued to shareholders in payment of distributions declared	960,734	17,475,760	490,757	8,156,394
Shares redeemed	(3,725,118)	(69,768,119)	(11,947,053)	(208,713,135)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,861,240	$226,752,331	3,706,689	$56,549,716

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,712,917	$102,625,429	5,987,338	$97,441,036
Shares issued to shareholders in payment of distributions declared	499,010	8,612,914	204,539	3,256,263
Shares redeemed	(1,204,768)	(21,527,867)	(1,872,577)	(30,720,354)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,007,159	$89,710,476	4,319,300	$69,976,945

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	553,793	$10,114,391	1,026,619	$17,043,401
Shares issued to shareholders in payment of distributions declared	154,558	2,726,396	89,345	1,446,491
Shares redeemed	(618,516)	(11,337,916)	(1,281,309)	(21,317,376)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	89,835	$1,502,871	(165,345)	$(2,827,484)
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	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,833,442	$381,505,201	29,176,724	$509,784,728
Shares issued to shareholders in payment of distributions declared	1,458,882	26,930,964	398,256	6,694,678
Shares redeemed	(5,585,410)	(111,246,582)	(8,362,069)	(144,739,744)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,433,914	$297,189,583	21,212,911	$371,739,662

	Six Months Ended 4/30/2015		Period Ended 10/31/2014[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,524,498	$47,113,006	8,624,811	$148,388,980
Shares issued to shareholders in payment of distributions declared	37,651	695,411	—	—
Shares redeemed	(1,471,047)	(28,321,901)	(1,698,348)	(28,432,116)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,091,102	$19,486,516	6,926,463	$119,956,864
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	33,483,250	$634,641,777	36,000,018	$615,395,703
1	Reflects operations for the period from December 30, 2013 (date of initial investment) to October 31, 2014.
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $2,132,636,516. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $464,548,500. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $481,507,323 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,958,823.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 30, 2013, the annual advisory fee was 1.425% of the fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser voluntarily waived $788,879 of its fee and reimbursed $39,884 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $6,353,832.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,197,703	$—
Class R Shares	187,079	(18,708)
TOTAL	$1,384,782	$(18,708)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $376,423 of fees paid by the Fund. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $175,896 in sales charges from the sale of Class A Shares. FSC also retained $23,356 of CDSC relating to redemptions of Class A Shares and $23,717 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $11,460 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.09%, 1.87%, 1.48%, 0.84% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $16,254,734.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated Funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
Central European Media Enterprises Ltd., Class A	3,879,474	1,620,526	—	5,500,000	$15,125,000	$—
Central European Media Enterprises, Ltd., Rights	721,119	888,888	—	1,610,007	$3,417,079	—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,433,900	4,900,440	—	8,334,340	$8,605,206	137,215
Premier, Inc.	1,106,601	183,663	—	1,290,264	$48,901,006	—
TOTAL OF AFFILATED COMPANIES	9,141,094	7,593,517	—	16,734,611	$76,048,291	$137,215
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $112,599. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	159,883,073	48,793,317	208,676,390
Purchases/Additions	601,764,345	553,917,649	1,155,681,994
Sales/Reductions	(677,914,147)	(514,447,296)	(1,192,361,443)
Balance of Shares Held 4/30/2015	83,733,271	88,263,670	171,996,941
Value	$83,733,271	$88,263,670	$171,996,941
Dividend Income	$72,517	$45,831	$118,348
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2015, the Fund's expenses were reduced by $11,396 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$1,000,907,528
Sales	$461,977,379
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.70	$5.65
Class C Shares	$1,000	$1,086.60	$9.62
Class R Shares	$1,000	$1,088.90	$7.61
Institutional Shares	$1,000	$1,092.20	$4.36
Class R6 Shares	$1,000	$1,092.20	$4.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.39	$5.46
Class C Shares	$1,000	$1,015.57	$9.30
Class R Shares	$1,000	$1,017.50	$7.35
Institutional Shares	$1,000	$1,020.63	$4.21
Class R6 Shares	$1,000	$1,020.93	$3.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.09%
Class C Shares	1.86%
Class R Shares	1.47%
Institutional Shares	0.84%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2014
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officers' view that fund-by-fund estimation may be unreliable was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	29.1%
Information Technology	21.4%
Consumer Discretionary	18.4%
Industrials	12.2%
Financials	6.4%
Energy	4.2%
Consumer Staples	3.3%
Materials	2.6%
Telecommunication Services	1.0%
Utilities	0.3%
Securities Lending Collateral[2]	11.5%
Cash Equivalents[3]	0.2%
Other Assets and Liabilities—Net[4]	(10.6)
TOTAL	100%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—17.6%
93,700	[1,2]	2U, Inc.	$2,493,357
105,400		AMC Entertainment Holdings, Inc.	3,168,324
180,000	[1]	Boot Barn Holdings, Inc.	4,467,600
2,415,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	6,641,250
3,450,000	[1,2]	Cinedigm Corp.	2,863,500
326,000		Clubcorp Holdings, Inc.	7,136,140
357,800	[1,2]	Cnova NV	2,021,570
192,900	[1]	Dave & Buster's Entertainment, Inc.	6,080,208
152,100	[1]	Del Frisco's Restaurant Group LLC	3,067,857
213,200	[1,2]	Habit Restaurants, Inc./The -A	7,061,184
371,500	[1]	International Meal Co. Alimentacao SA	921,059
389,400	[1]	La Quinta Holdings, Inc.	9,376,752
101,500	[1]	Malibu Boats, Inc.	2,148,755
98,300	[1]	Meritage Corp.	4,204,291
396,300	[4,5]	Merlin Entertainments PLC	2,648,105
635,000	[1]	Metaldyne Performance Group, Inc.	11,468,100
160,375	[1]	Moncler SpA	2,844,737
5,962,000		NagaCorp Limited	4,293,882
135,000		National CineMedia, Inc.	2,057,400
78,000	[1]	Nord Anglia Education, Inc.	2,031,900
278,400	[1]	Party City Holdco, Inc.	5,787,936
76,900		Salvatore Ferragamo Italia SpA	2,391,082
1,829,000		Samsonite International SA	6,679,154
28,500	[1]	Shutterfly, Inc.	1,275,660
107,100		Six Flags Entertainment Corp.	5,035,842
70,000	[1]	Skullcandy, Inc.	756,700
314,300	[1]	Tower International, Inc.	8,127,798
58,000	[1,2,3]	Townsquare Media LLC	792,280
25,900		Vail Resorts, Inc.	2,569,539
190,100	[1]	Yoox SpA	5,988,366
201,000	[1,2]	Zoe's Kitchen, Inc.	6,156,630
		TOTAL	132,556,958
		Consumer Staples—3.3%
206,082	[1,2]	Amira Nature Food Ltd.	1,786,731
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Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
520,000	[1,2]	Diplomat Pharmacy, Inc.	$18,626,400
205,000	[1,2]	Freshpet, Inc.	4,444,400
		TOTAL	24,857,531
		Energy—4.2%
390,731	[1]	Aspen Aerogels, Inc.	2,555,381
450,000	[1]	Memorial Resource Development Corp.	9,085,500
408,000	[1]	Parsley Energy, Inc.	7,074,720
143,100		US Silica Holdings, Inc.	5,344,785
201,000	[1]	Whiting Petroleum Corp.	7,619,910
		TOTAL	31,680,296
		Financials—6.4%
72,000	[2]	Artisan Partners Asset Management, Inc.	3,224,880
1,420,000		Concentradora Fibra Hotelera Mexicana SA de CV	1,881,671
149,200		Cyrusone, Inc.	4,846,016
277,000		EverBank Financial Corp.	5,143,890
708,000		FinecoBank Banca Fineco SPA	5,335,897
250,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,750,000
407,400		James River Group Holdings Ltd.	9,630,936
166,100	[1,2]	National Storage Affiliates Trust	2,131,063
54,000		Re/Max Holdings, Inc.	1,824,660
74,400		Ryman Hospitality Properties	4,288,416
279,600	[1]	Walker & Dunlop, Inc.	5,351,544
		TOTAL	48,408,973
		Health Care—28.7%
122,900	[1]	Acadia Pharmaceuticals, Inc.	4,199,493
34,600	[1,2]	Agios Pharmaceuticals, Inc.	3,194,964
65,000	[1]	Alkermes, Inc.	3,599,050
357,144	[1]	Amphastar Pharmaceuticals, Inc.	5,164,302
720,400	[1,2]	Arena Pharmaceuticals, Inc.	3,140,944
128,200	[1]	AtriCure, Inc.	2,821,682
1,733,690	[1,4]	aTyr Pharma, Inc., Series E	1,939,999
55,500		Bio-Techne Corp.	5,325,780
410,000	[1,2]	BioDelivery Sciences International, Inc.	3,304,600
1,500,000	[1,3]	Catalyst Pharmaceutical Partners, Inc.	4,740,000
1,439,277	[1,3]	Corcept Therapeutics, Inc.	8,304,628
300,000	[1]	Dexcom, Inc.	20,271,000
175,000	[1,3]	Dyax Corp.	4,184,250
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,443,518	[1,3]	Dynavax Technologies Corp.	$29,036,365
333,200	[1,2,3]	Egalet Corp.	3,052,112
57,757	[1]	Entellus Medical, Inc.	1,589,473
67,600	[1,2]	GW Pharmaceuticals PLC, ADR	7,074,340
117,000	[1]	Galapagos NV	4,912,858
67,800	[1]	Genfit	2,958,860
171,800	[1]	HealthEquity, Inc.	4,502,878
59,000	[1,2]	INSYS Therapeutics, Inc.	3,101,630
130,500	[1,3]	Inovalon Holdings, Inc.	3,295,125
268,100	[1]	Intersect ENT, Inc.	6,727,969
141,200	[1]	MacroGenics, Inc.	4,039,732
75,000	[1,2,3]	Minerva Neurosciences, Inc.	380,250
267,000	[1,3,4,6]	Minerva Neurosciences, Inc.	1,020,276
52,219	[1]	Momenta Pharmaceuticals, Inc.	911,222
275,400	[1,2]	Neothetics, Inc.	1,947,078
366,667	[1]	Neovasc, Inc.	3,017,669
252,800	[1,2]	Ocular Therapeutix, Inc.	5,548,960
110,000	[1]	Otonomy, Inc.	2,886,400
200,000	[1,3]	Premier, Inc.	7,580,000
1,958,600	[1,3]	Progenics Pharmaceuticals, Inc.	9,695,070
580,000	[1,3]	Protalix Biotherapeutics, Inc.	1,276,000
15,000	[1,2]	Puma Biotechnology, Inc.	2,708,700
75,000	[1]	Repligen Corp.	2,213,250
205,000	[1,3]	SCYNEXIS, Inc.	1,912,650
171,300	[1,2]	Sientra, Inc.	2,994,324
95,000	[1,2]	Spark Therapeutics, Inc.	5,440,650
45,300	[1,3]	SteadyMed Ltd.	438,957
409,417	[1,3,4]	SteadyMed Ltd.	3,477,692
386,500	[1,3]	Threshold Pharmaceuticals, Inc., Class THL	1,368,210
62,900	[1]	Ultragenyx Pharmaceutical, Inc.	3,549,447
58,300	[1]	Uniqure B.V.	1,460,415
237,500	[1,2]	Veeva Systems, Inc.	6,305,625
176,400	[1,2]	Veracyte, Inc.	1,614,060
333,600	[1,2]	Versartis, Inc.	5,697,888
1,235,000	[1,2,3]	Zogenix, Inc.	1,716,650
		TOTAL	215,643,477
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—12.2%
247,500		Advanced Drainage System, Inc.	$6,930,000
249,500		Air Lease Corp.	9,638,185
7,476,000		Aramex PJSC	7,072,107
121,000	[1]	Beacon Roofing Supply, Inc.	3,596,120
131,300	[1]	Caesar Stone SDOT Yam Ltd.	7,778,212
229,500		DSV, De Sammensluttede Vognmad AS	7,965,628
139,300	[1]	Echo Global Logistics, Inc.	4,025,770
48,300		Forward Air Corp.	2,432,871
150,000		H&E Equipment Services, Inc.	3,708,000
40,700		Hexcel Corp.	2,041,105
171,600		KAR Auction Services, Inc.	6,385,236
104,300		Kaman Corp., Class A	4,350,353
600,000	[1]	Kornit Digital Ltd.	8,940,000
318,100		NN, Inc.	8,003,396
231,400	[1]	Radiant Logistics, Inc.	1,226,420
73,000	[1,2]	Teledyne Technologies, Inc.	7,662,810
		TOTAL	91,756,213
		Information Technology—21.4%
277,500	[1]	Amber Road, Inc.	2,430,900
9,400	[1,2]	Arista Networks, Inc.	601,694
325,000	[1,2,3]	Box, Inc.	5,560,750
246,900	[1]	BroadSoft, Inc.	7,811,916
159,465	[1,2]	CalAmp Corp.	3,143,055
259,800	[1,2,3]	ChannelAdvisor Corp.	2,657,754
41,100	[1]	CoStar Group, Inc.	8,402,073
103,500	[1]	Cvent, Inc.	2,782,080
78,100	[1]	Demandware, Inc.	4,810,960
200,000	[1]	Envestnet, Inc.	10,252,000
145,000	[1,2]	Fleetmatics Group PLC	6,609,100
200,000	[1]	GTT Communications, Inc.	3,652,000
291,500	[1]	Globant SA	6,124,415
181,000	[1,2]	GoDaddy, Inc.	4,537,670
150,000	[1]	GrubHub, Inc.	6,175,500
60,000	[1]	Infoblox, Inc.	1,413,600
115,000	[1,2]	Jinkosolar Holding Co, Ltd., ADR	3,222,300
138,800	[1]	Marketo, Inc.	3,948,860
194,360	[1]	Microsemi Corp.	6,483,849
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
159,300	[1]	NIC, Inc.	$2,708,100
105,100	[1,2]	Nimble Storage, Inc.	2,570,746
680,000	[1]	Optimal Payments PLC	3,091,618
1,133,333	[1]	Optimal Payments PLC, Rights	2,418,135
158,400	[1]	Q2 Holdings, Inc.	3,223,440
348,000	[1]	RADWARE Ltd.	8,237,160
146,100	[1]	Rubicon Project, Inc./The	2,552,367
150,000		Silicon Motion Technology Corp., ADR	4,396,500
160,000	[1]	Solaredge Technologies, Inc.	4,000,000
542,000	[1]	Synacor, Inc.	1,252,020
226,200	[1]	Synchronoss Technologies, Inc.	10,378,056
168,300		Telecity Group PLC	2,284,647
82,200		Tessera Technologies, Inc.	2,968,242
348,200	[1,2,3]	Textura Corp.	9,112,394
39,500	[1]	Tyler Technologies, Inc.	4,817,025
34,400	[1]	Varonis Systems, Inc.	989,000
190,900	[1,2]	Workiva, Inc.	2,762,323
200,000	[1,2]	Yodlee, Inc.	2,548,000
		TOTAL	160,930,249
		Materials—2.6%
195,700		Allegheny Technologies, Inc.	6,651,843
86,300		Minerals Technologies, Inc.	5,845,099
300,000	[1]	Summit Materials, Inc.	7,107,000
		TOTAL	19,603,942
		Telecommunication Services—1.0%
202,500	[1]	inContact, Inc.	2,095,875
229,727	[1]	Premiere Global Services, Inc.	2,345,513
196,960	[1]	RingCentral, Inc.	3,393,621
		TOTAL	7,835,009
		Utilities—0.3%
55,000		ITC Holdings Corp.	1,980,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $532,572,858)	735,252,648
		CORPORATE BONDS—0.7%
		Consumer Discretionary—0.6%
$4,233,319	[3]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017	4,370,902
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—0.1%
$635,000	[3,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	$503,835
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,419,161)	4,874,737
		WARRANTS—0.5%
		Consumer Discretionary—0.2%
817,782	[1,2,3]	Central European Media Enterprises Ltd., Warrants	1,735,660
		Health Care—0.3%
3,300,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	114,840
267,000	[1,3]	Minerva Neurosciences, Inc., Warrants	498,543
1,896,750	[1,3]	Zogenix, Inc., Warrants	1,711,627
		TOTAL	2,325,010
		TOTAL WARRANTS (IDENTIFIED COST $1,862,813)	4,060,670
		INVESTMENT COMPANIES—11.7%
86,015,401	[3,7,8]	Federated Money Market Management, Institutional Shares, 0.13%	86,015,401
1,628,504	[3,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	1,628,504
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	87,643,905
		TOTAL INVESTMENTS—110.6% (IDENTIFIED COST $625,498,737)[9]	831,831,960
		OTHER ASSETS AND LIABILITIES - NET—(10.6)%[10]	(79,575,698)
		TOTAL NET ASSETS—100%	$752,256,262
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies and holdings.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2015, these restricted securities amounted to $9,589,907, which represented 1.3% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2015, these liquid restricted securities amounted to $3,151,940, which represented 0.4% of total net assets.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	The cost of investments for federal tax purposes amounts to $625,498,605.
Semi-Annual Shareholder Report
7

10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$595,811,720	$—	$1,020,276	$596,831,996
International	79,953,711	58,466,941	—	138,420,652
Debt Securities:
Corporate Bonds	—	4,874,737	—	4,874,737
Warrants	—	4,060,670	—	4,060,670
Investment Companies	87,643,905	—	—	87,643,905
TOTAL SECURITIES	$763,409,336	$67,402,348	$1,020,276	$831,831,960
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.77	$29.88	$25.26	$23.24	$24.36	$17.85
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.32)[1]	(0.26)[1]	(0.26)[1]	(0.29)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.26	4.16	6.50	3.94	(0.83)	6.56
TOTAL FROM INVESTMENT OPERATIONS	3.17	3.84	6.24	3.68	(1.12)	6.51
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.26)	(4.95)	(1.62)	(1.66)	—	—
Net Asset Value, End of Period	$26.68	$28.77	$29.88	$25.26	$23.24	$24.36
Total Return[2]	12.60%	13.37%	26.65%	17.00%	(4.60)%	36.47%
Ratios to Average Net Assets:
Net expenses	1.95%[3,4]	1.95%[4]	1.95%[4]	1.95%[4]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.95%[3]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.71)%[3]	(1.11)%	(0.97)%	(1.09)%	(1.15)%	(0.24)%
Expense waiver/reimbursement[5]	0.13%[3]	0.23%	0.32%	0.35%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$499,035	$466,020	$463,557	$525,581	$687,567	$919,029
Portfolio turnover	42%	65%	66%	44%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, and 1.95% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.41	$27.93	$23.84	$22.14	$23.34	$17.19
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.45)[1]	(0.37)[1]	(0.37)[1]	(0.41)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.95	3.88	6.08	3.73	(0.79)	6.31
TOTAL FROM INVESTMENT OPERATIONS	2.80	3.43	5.71	3.36	(1.20)	6.15
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.26)	(4.95)	(1.62)	(1.66)	—	—
Net Asset Value, End of Period	$23.95	$26.41	$27.93	$23.84	$22.14	$23.34
Total Return[2]	12.29%	12.75%	25.97%	16.36%	(5.14)%	35.78%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.27)%[3]	(1.68)%	(1.51)%	(1.64)%	(1.69)%	(0.82)%
Expense waiver/reimbursement[5]	0.16%[3]	0.25%	0.33%	0.35%	0.32%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,020	$25,108	$36,591	$42,298	$61,010	$82,726
Portfolio turnover	42%	65%	66%	44%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$26.41	$27.93	$23.84	$22.14	$23.34	$17.19
Income From Investment Operations:
Net investment income (loss)	(0.15)[1]	(0.44)[1]	(0.38)[1]	(0.38)[1]	(0.41)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.95	3.87	6.09	3.74	(0.79)	6.31
TOTAL FROM INVESTMENT OPERATIONS	2.80	3.43	5.71	3.36	(1.20)	6.15
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.26)	(4.95)	(1.62)	(1.66)	—	—
Net Asset Value, End of Period	$23.95	$26.41	$27.93	$23.84	$22.14	$23.34
Total Return[2]	12.29%	12.75%	25.97%	16.36%	(5.14)%	35.78%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%[4]	2.50%[4]	2.50%	2.50%
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.26)%[3]	(1.67)%	(1.54)%	(1.65)%	(1.68)%	(0.80)%
Expense waiver/reimbursement[5]	0.09%[3]	0.19%	0.27%	0.27%	0.28%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$190,229	$182,173	$180,147	$160,295	$172,922	$208,270
Portfolio turnover	42%	65%	66%	44%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$28.82	$29.91	$25.26	$23.24	$24.36	$17.85
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.31)[1]	(0.25)[1]	(0.27)[1]	(0.29)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.27	4.17	6.52	3.95	(0.83)	6.55
TOTAL FROM INVESTMENT OPERATIONS	3.18	3.86	6.27	3.68	(1.12)	6.51
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(5.26)	(4.95)	(1.62)	(1.66)	—	—
Net Asset Value, End of Period	$26.74	$28.82	$29.91	$25.26	$23.24	$24.36
Total Return[2]	12.62%	13.43%	26.77%	17.00%	(4.60)%	36.47%
Ratios to Average Net Assets:
Net expenses	1.91%[3,4]	1.90%[4]	1.90%[4]	1.95%[4]	1.95%	1.95%
Net expenses excluding dividends and other expenses related to short sales	1.91%[3]	1.90%	1.90%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.66)%[3]	(1.07)%	(0.93)%	(1.10)%	(1.14)%	(0.21)%
Expense waiver/reimbursement[5]	0.31%[3]	0.38%	0.44%	0.44%	0.45%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,972	$35,789	$34,056	$31,485	$27,715	$35,515
Portfolio turnover	42%	65%	66%	44%	55%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.91%, 1.90%, 1.90% and 1.95% for the six months ended April 30, 2015 and for the years ended October 31, 2014, 2013 and 2012, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $80,332,130 of securities loaned, $87,643,905 of investment in affiliated holdings and $115,063,230 of investment in affiliated companies (Note 5) (identified cost $625,498,737)		$831,831,960
Cash		282,864
Cash denominated in foreign currencies (identified cost $779,970)		810,914
Income receivable		716,615
Receivable for investments sold		16,718,812
Receivable for shares sold		1,401,329
TOTAL ASSETS		851,762,494
Liabilities:
Payable for investments purchased	$11,697,154
Payable for shares redeemed	966,071
Payable for collateral due to broker for securities lending	86,015,401
Payable for distribution services fee (Note 5)	226,408
Payable for other service fees (Notes 2 and 5)	313,536
Accrued expenses (Note 5)	287,662
TOTAL LIABILITIES		99,506,232
Net assets for 29,105,719 shares outstanding		$752,256,262
Net Assets Consist of:
Paid-in capital		$489,927,680
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		206,368,542
Accumulated net realized gain on investments and foreign currency transactions		59,446,048
Accumulated net investment income (loss)		(3,486,008)
TOTAL NET ASSETS		$752,256,262
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($499,035,280 ÷ 18,706,784 shares outstanding) no par value, unlimited shares authorized	$26.68
Offering price per share (100/94.50 of $26.68)	$28.23
Redemption proceeds per share	$26.68
Class B Shares:
Net asset value per share ($23,019,802 ÷ 961,249 shares outstanding), no par value, unlimited shares authorized	$23.95
Offering price per share	$23.95
Redemption proceeds per share (94.50/100 of $23.95)	$22.63
Class C Shares:
Net asset value per share ($190,229,312 ÷ 7,942,851 shares outstanding), no par value, unlimited shares authorized	$23.95
Offering price per share	$23.95
Redemption proceeds per share (99.00/100 of $23.95)	$23.71
Class R Shares:
Net asset value per share ($39,971,868 ÷ 1,494,835 shares outstanding), no par value, unlimited shares authorized	$26.74
Offering price per share	$26.74
Redemption proceeds per share	$26.74
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $43,885 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $52,215)			$2,343,114
Interest (including $169,896 from affiliated companies (Note 5) and income on securities loaned of $1,622,001)			2,103,878
TOTAL INCOME			4,446,992
Expenses:
Investment adviser fee (Note 5)		$4,646,674
Administrative fee (Note 5)		279,573
Custodian fees		77,552
Transfer agent fee (Note 2)		520,582
Directors'/Trustees' fees (Note 5)		3,202
Auditing fees		19,687
Legal fees		4,343
Portfolio accounting fees		73,205
Distribution services fee (Note 5)		1,456,842
Other service fees (Notes 2 and 5)		842,236
Share registration costs		37,559
Printing and postage		40,029
Miscellaneous (Note 5)		7,370
Interest expense		284
TOTAL EXPENSES		8,009,138
Reimbursements, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(30,945)
Waiver/reimbursement of other operating expenses (Note 5)	(431,298)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(1,513)
TOTAL REIMBURSEMENTS, WAIVER AND REDUCTION		(463,756)
Net expenses			7,545,382
Net investment income (loss)			(3,098,390)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $1,033,778 on sales of investments in affiliated companies (Note 5))			62,016,611
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			25,388,077
Net realized and unrealized gain on investments and foreign currency transactions			87,404,688
Change in net assets resulting from operations			$84,306,298
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,098,390)	$(9,476,863)
Net realized gain on investments and foreign currency transactions	62,016,611	139,444,272
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	25,388,077	(40,749,832)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,306,298	89,217,577
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(83,688,012)	(75,602,998)
Class B Shares	(4,701,998)	(6,255,616)
Class C Shares	(35,503,025)	(31,207,961)
Class R Shares	(6,369,928)	(5,740,683)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(130,262,963)	(118,807,258)
Share Transactions:
Proceeds from sale of shares	66,438,470	137,646,260
Net asset value of shares issued to shareholders in payment of distributions declared	120,343,459	108,523,114
Cost of shares redeemed	(97,659,730)	(221,840,239)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	89,122,199	24,329,135
Change in net assets	43,165,534	(5,260,546)
Net Assets:
Beginning of period	709,090,728	714,351,274
End of period (including accumulated net investment income (loss) of $(3,486,008) and $(387,618), respectively)	$752,256,262	$709,090,728
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
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assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$313,520	$(168,370)
Class B Shares	24,938	(17,577)
Class C Shares	133,087	(76,358)
Class R Shares	49,037	—
TOTAL	$520,582	$(262,305)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $9,749 of other services for the six months ended April 30, 2015. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$583,933
Class B Shares	29,243
Class C Shares	229,060
TOTAL	$842,236
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22 and $205, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the
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Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(83,940)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(26)
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
The securities lending agreement permits the net settlement of all transactions and collateral with the Fund, through, a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$80,332,130	$86,015,401
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/2015	$1,939,999	$1,939,999
Minerva Neurosciences, Inc.	3/13/2015	$1,284,270	$1,020,276
SteadyMed Ltd., Pfd.	1/26/2015	$3,475,000	$3,477,692
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,774,714	$46,995,240	3,654,364	$105,034,029
Shares issued to shareholders in payment of distributions declared	3,219,354	79,067,350	2,524,989	70,472,440
Shares redeemed	(2,484,943)	(65,160,924)	(5,497,490)	(155,574,626)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,509,125	$60,901,666	681,863	$19,931,843
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	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	53,979	$1,273,460	91,937	$2,456,111
Shares issued to shareholders in payment of distributions declared	202,444	4,471,983	229,938	5,918,608
Shares redeemed	(245,905)	(5,820,285)	(681,412)	(17,799,013)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,518	$(74,842)	(359,537)	$(9,424,294)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	468,684	$10,828,722	716,799	$18,746,293
Shares issued to shareholders in payment of distributions declared	1,380,572	30,496,840	1,028,416	26,471,424
Shares redeemed	(803,907)	(19,103,505)	(1,298,072)	(34,317,177)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,045,349	$22,222,057	447,143	$10,900,540

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	281,318	$7,341,048	394,165	$11,409,827
Shares issued to shareholders in payment of distributions declared	256,290	6,307,286	202,527	5,660,642
Shares redeemed	(284,483)	(7,575,016)	(493,647)	(14,149,423)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	253,125	$6,073,318	103,045	$2,921,046
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,818,117	$89,122,199	872,514	$24,329,135
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $625,498,605. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $206,333,355. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $233,709,167 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,375,812.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Prior to June 27, 2014, the annual advisory fee was 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, an affiliate of the Adviser reimbursed $262,305 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $3,831,468.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$588,643	$(113,019)
Class B Shares	87,728	—
Class C Shares	687,180	—
Class R Shares	93,291	(55,974)
TOTAL	$1,456,842	$(168,993)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $508,243 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $14,496 in sales charges from the sale of Class A Shares. FSC also retained $472, $11,190 and $5,387 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $45,061 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,058,587 and $1,740,955, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the six months ended April 30, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
*BioDelivery Sciences International, Inc.	809,700	—	(399,700)	410,000	$3,304,600	$—
Box, Inc.	—	325,000	—	325,000	$5,560,750	—
*Cardica, Inc.	3,870,800	—	(3,870,800)	—	—	—
Catalyst Pharmaceutical Partners, Inc.	1,435,000	115,000	(50,000)	1,500,000	$4,740,000	—
Central European Media Enterprises Ltd., Class A	2,415,000	—	—	2,415,000	$6,641,250	—
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Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
Central European Media Enterprises Ltd., Rights	817,782	—	—	817,782	$1,735,660	—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,894,200	339,119	—	4,233,319	$4,370,902	155,608
ChannelAdvisor Corp.	205,000	54,800	—	259,800	$2,657,754	—
*Cinedigm Corp.	3,585,694	100,000	(235,694)	3,450,000	$2,863,500	—
Corcept Therapeutics, Inc.	1,325,000	164,277	(50,000)	1,439,277	$8,304,628	—
*Corcept Therapeutics, Inc., Warrants	121,142	43,135	(164,277)	—	—	—
*Dexcom, Inc.	397,400	—	(97,400)	300,000	$20,271,000	—
Dyax Corp.	216,600	—	(41,600)	175,000	$4,184,250	—
Dynavax Technologies Corp.	16,122,000	61,967	(14,740,449)	1,443,518	$29,036,365	—
*Dynavax Technologies Corp., Warrants	446,014	—	(446,014)	—	—	—
Egalet Corp.	300,000	48,200	(15,000)	333,200	$3,052,112	—
*Innovative Solutions and Support, Inc.	1,050,000	—	(1,050,000)	—	—	—
Inovalon Holdings, Inc.	—	130,500	—	130,500	$3,295,125
Minerva Neurosciences, Inc.	—	76,332	(1,332)	75,000	$380,250
Minerva Neurosciences, Inc.	—	267,000	—	267,000	$1,020,276
Minerva Neurosciences, Inc., Warrants	—	267,000	—	267,000	$498,543
Premier, Inc.	—	200,000	—	200,000	$7,580,000
Progenics Pharmaceuticals, Inc.	1,958,600	—	—	1,958,600	$9,695,070	—
Protalix Biotherapeutics, Inc.	987,600	—	(407,600)	580,000	$1,276,000	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series, 4.50%, 9/15/2018	635,000	—	—	635,000	$503,835	14,288
SCYNEXIS, Inc.	—	205,000	—	205,000	$1,912,650	—
SteadyMed Ltd.	—	45,300	—	45,300	$438,957	—
SteadyMed Ltd.	—	409,417	—	409,417	$3,477,692	—
Textura Corp.	287,884	60,316	—	348,200	$9,112,394	—
Semi-Annual Shareholder Report
28

Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2015	Value	Dividend/ Interest Income
Threshold Pharmaceuticals, Inc., Class THL	489,988	—	(103,488)	386,500	$1,368,210	—
Townsquare Media LLC	83,696	—	(25,696)	58,000	$792,280	—
*Venaxis, Inc.	1,322,300	—	(1,322,300)	—	—	—
Zogenix, Inc.	2,868,000	—	(1,633,000)	1,235,000	$1,716,650	—
Zogenix, Inc., Warrants	1,046,250	850,500	—	1,896,750	$1,711,627	—
TOTAL OF AFFILIATED COMPANIES	46,690,650	3,762,863	(24,654,350)	25,799,163	$141,502,330	$169,896
*	At April 30, 2015, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $30,945. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	101,766,905	—	101,766,905
Purchases/Additions	209,236,194	85,218,050	294,454,244
Sales/Reductions	(224,987,698)	(83,589,546)	(308,577,244)
Balance of Shares Held 4/30/2015	86,015,401	1,628,504	87,643,905
Value	$86,015,401	$1,628,504	$87,643,905
Dividend Income	$43,250	$635	$43,885
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2015, the Fund's expenses were reduced by $1,513 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$300,645,685
Sales	$353,001,722
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,126.00	$10.28
Class B Shares	$1,000	$1,122.90	$13.16
Class C Shares	$1,000	$1,122.90	$13.16
Class R Shares	$1,000	$1,126.20	$10.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class R Shares	$1,000	$1,015.32	$9.54
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.91%
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Evaluation and Approval of Advisory Contract–May 2014
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
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viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and how their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior
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Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 12.5 basis
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points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officers' view that fund-by-fund estimation may be unreliable was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
28534 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated MDT Mid Cap Growth Strategies Fund
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Auto Original Equipment Manufacturers	6.3%
Specialty Retailing	4.4%
Software Packaged/Custom	4.2%
Department Stores	3.9%
Grocery Chain	3.5%
Medical Supplies	3.4%
Technology Hardware Storage & Peripherals	3.2%
IT Services	3.0%
Oil Well Supply	2.8%
Airline—National	2.7%
Paint & Related Materials	2.6%
Health Care Technology	2.5%
Other Communications Equipment	2.5%
Shipbuilding	2.5%
Uniforms	2.5%
Ethical Drugs	2.4%
Beverages	2.2%
Clothing Stores	2.2%
Services to Medical Professionals	2.0%
Financial Services	2.0%
Electronic Equipment Instruments & Components	2.0%
Airline—Regional	2.0%
Hotels	1.7%
Construction Machinery	1.7%
Textiles Apparel & Luxury Goods	1.5%
Diversified Financial Services	1.3%
Software	1.3%
Defense Aerospace	1.2%
Soft Drinks	1.2%
Multi-Industry Capital Goods	1.2%
Oil Refiner	1.2%
Computer Services	1.1%
Health Care Providers & Services	1.0%
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1

Industry Composition	Percentage of Total Net Assets
Home Products	1.0%
Other[2]	18.1%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Airline - National—2.7%
61,300		Delta Air Lines, Inc.	$2,736,432
108,335	[1]	United Continental Holdings, Inc.	6,471,933
		TOTAL	9,208,365
		Airline - Regional—2.0%
47,114		Alaska Air Group, Inc.	3,018,123
92,031		Southwest Airlines Co.	3,732,777
		TOTAL	6,750,900
		Auto Components—0.8%
102,262		Goodyear Tire & Rubber Co.	2,900,662
		Auto Original Equipment Manufacturers—6.3%
6,679	[1]	AutoZone, Inc.	4,492,696
77,292		Lear Corp.	8,581,731
40,186	[1]	O'Reilly Automotive, Inc.	8,753,716
		TOTAL	21,828,143
		Auto Rentals—0.6%
39,200	[1]	Avis Budget Group, Inc.	2,122,288
		Beverages—2.2%
55,929	[1]	Monster Beverage Co.	7,668,425
		Cable & Wireless Television—0.4%
39,209	[1]	Discovery Communications, Inc.	1,268,803
		Clothing Stores—2.2%
27,300	[1]	Fossil, Inc.	2,292,654
131,161		Gap (The), Inc.	5,199,222
		TOTAL	7,491,876
		Computer Services—1.1%
39,200		Global Payments, Inc.	3,930,976
		Construction & Engineering—0.6%
43,600		Chicago Bridge & Iron Co., N.V.	2,077,540
		Construction Machinery—1.7%
68,200		Joy Global, Inc.	2,908,048
111,363		Trinity Industries, Inc.	3,016,824
		TOTAL	5,924,872
		Cosmetics & Toiletries—0.9%
108,500		Avon Products, Inc.	886,445
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—continued
13,797	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	$2,084,589
		TOTAL	2,971,034
		Defense Aerospace—1.2%
81,019	[1]	Spirit Aerosystems Holdings, Inc., Class A	4,123,057
		Department Stores—3.9%
28,890		Dillards, Inc., Class A	3,801,635
33,400		Kohl's Corp.	2,393,110
112,542		Macy's, Inc.	7,273,590
		TOTAL	13,468,335
		Discount Department Stores—0.5%
31,000		Foot Locker, Inc.	1,842,950
		Diversified Consumer Services—0.4%
39,557	[1]	ServiceMaster Global Holdings, Inc.	1,367,090
		Diversified Financial Services—1.3%
20,492		Intercontinental Exchange, Inc.	4,601,069
		Diversified Leisure—0.4%
19,898		Royal Caribbean Cruises Ltd.	1,354,258
		Education & Training Services—0.4%
81,400	[1]	Apollo Group, Inc., Class A	1,366,299
		Electrical—Radio & TV—0.1%
2,592		Harman International Industries, Inc.	337,945
		Electrical Equipment—0.1%
7,238		Smith (A.O.) Corp.	462,508
		Electronic Equipment Instruments & Components—2.0%
176,240		CDW Corp.	6,753,517
		Energy Equipment & Services—0.8%
58,800	[1]	FMC Technologies, Inc.	2,593,080
		Ethical Drugs—2.4%
51,404	[1]	United Therapeutics Corp.	8,208,705
		Financial Services—2.0%
112,300	[1]	Ally Financial, Inc.	2,458,247
41,660		Broadridge Financial Solutions	2,246,307
43,519		Lazard Ltd., Class A	2,307,813
		TOTAL	7,012,367
		Grocery Chain—3.5%
124,460		Kroger Co.	8,576,539
71,946		Whole Foods Market, Inc.	3,436,141
		TOTAL	12,012,680
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—0.3%
7,993	[1]	Edwards Lifesciences Corp.	$1,012,313
		Health Care Providers & Services—1.0%
56,156	[1]	Centene Corp.	3,481,110
		Health Care Technology—2.5%
119,301	[1]	Cerner Corp.	8,567,005
		Home Products—1.0%
52,134		Tupperware Brands Corp.	3,485,679
		Hotels—1.7%
70,328		Wyndham Worldwide Corp.	6,006,011
		Industrial Machinery—0.7%
7,084		Dover Corp.	536,400
19,618		Stanley Black & Decker Inc.	1,936,297
		TOTAL	2,472,697
		Insurance—0.3%
10,645		Aon PLC	1,024,368
		Internet Services—0.6%
27,100		IAC Interactive Corp.	1,892,122
		IT Services—3.0%
71,984		Booz Allen Hamilton Holding Corp.	1,979,560
417,479		Western Union Co.	8,466,474
		TOTAL	10,446,034
		Medical Supplies—3.4%
44,700		AmerisourceBergen Corp.	5,109,210
33,300		Cardinal Health, Inc.	2,808,522
52,300	[1]	HCA, Inc.	3,870,723
		TOTAL	11,788,455
		Metal Fabrication—0.2%
16,400		Timken Co.	644,356
		Miscellaneous Food Products—0.5%
23,093		Ingredion, Inc.	1,833,584
		Multi-Industry Capital Goods—1.2%
24,481		Acuity Brands, Inc.	4,087,103
		Multi-Line Insurance—0.8%
68,100		Allied World Assurance Holdings Ltd.	2,801,634
		Mutual Fund Adviser—0.1%
1,552	[1]	Affiliated Managers Group	350,954
		Office Equipment—0.9%
139,115		Pitney Bowes, Inc.	3,112,003
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Oil Refiner—1.2%
49,359		Tesoro Petroleum Corp.	$4,236,483
		Oil Well Supply—2.8%
173,478	[1]	Cameron International Corp.	9,510,064
		Other Communications Equipment—2.5%
95,010		Skyworks Solutions, Inc.	8,764,672
		Paint & Related Materials—2.6%
32,056		Sherwin-Williams Co.	8,911,568
		Paper Products—0.2%
13,700		International Paper Co.	735,964
		Personal & Household—0.3%
19,000		Nu Skin Enterprises, Inc., Class A	1,074,450
		Personnel Agency—0.7%
42,789		Robert Half International, Inc.	2,372,650
		Photo-Optical Component-Equipment—0.9%
34,954	[1]	IPG Photonics Corp.	3,096,225
		Plastic Containers—0.9%
19,500		Bemis Co., Inc.	877,500
99,723		Owens-Illinois, Inc.	2,384,377
		TOTAL	3,261,877
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,164,284
		Real Estate Investment Trusts—0.1%
12,665		Communications Sales & Leasing, Inc.	380,963
		Savings & Loan—0.7%
290,647	[1]	Ocwen Financial Corp.	2,467,593
		Semiconductor Manufacturing—0.2%
13,435		Broadcom Corp.	593,894
		Semiconductors & Semiconductor Equipment—0.7%
7,383		Microchip Technology, Inc.	351,837
187,627	[1]	ON Semiconductor Corp.	2,161,463
		TOTAL	2,513,300
		Services to Medical Professionals—2.0%
11,372	[1]	Laboratory Corp. of America Holdings	1,359,636
75,400		Quest Diagnostics, Inc.	5,385,068
		TOTAL	6,744,704
		Shipbuilding—2.5%
65,410		Huntington Ingalls Industries, Inc.	8,607,302
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Soft Drinks—1.2%
89,969		Coca-Cola Enterprises, Inc.	$3,995,523
		Software—1.3%
67,771	[1]	Splunk, Inc.	4,496,267
		Software Packaged/Custom—4.2%
159,437	[1]	Electronic Arts, Inc.	9,261,695
204,400		Symantec Corp.	5,094,670
		TOTAL	14,356,365
		Specialty Retailing—4.4%
17,200		Abercrombie & Fitch Co., Class A	386,656
87,398	[1]	AutoNation, Inc.	5,379,347
28,700		Dick's Sporting Goods, Inc.	1,557,262
25,909		Expedia, Inc.	2,441,405
74,415		GNC Holdings, Inc.	3,203,566
29,802		Penske Automotive Group, Inc.	1,454,636
6,865		Ross Stores, Inc.	678,811
		TOTAL	15,101,683
		Technology Hardware Storage & Peripherals—3.2%
18,336	[1]	Fortinet, Inc.	692,001
140,500		NetApp, Inc.	5,093,125
53,800		Western Digital Corp.	5,258,412
		TOTAL	11,043,538
		Telecommunication Equipment & Services—0.7%
64,187	[1]	Arris Group, Inc.	2,161,497
10,800	[1]	NeuStar, Inc., Class A	324,000
		TOTAL	2,485,497
		Telephone Utility—0.0%
10,554	[1]	Windstream Holdings, Inc.	123,273
		Textiles Apparel & Luxury Goods—1.5%
51,383		PVH Corp.	5,310,433
		Toys & Games—0.5%
64,842		Mattel, Inc.	1,825,951
		Truck Manufacturing—0.9%
48,051		PACCAR, Inc.	3,140,133
		Undesignated Consumer Cyclicals—0.6%
47,398	[1]	Herbalife Ltd.	1,967,965
29,000		Weight Watchers International, Inc.	247,950
		TOTAL	2,215,915
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Uniforms—2.5%
109,372		Cintas Corp.	$8,744,291
		TOTAL COMMON STOCKS (IDENTIFIED COST $294,011,086)	339,928,034
		INVESTMENT COMPANY—1.8%
6,091,745	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	6,091,745
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $300,102,831)[4]	346,019,779
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(176,043)
		TOTAL NET ASSETS—100%	$345,843,736
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$48.23	$47.18	$34.77	$34.05	$32.38	$26.77
Income From Investment Operations:
Net investment income (loss)	(0.00)[1]	0.08[1]	0.09[1]	(0.11)[1]	(0.21)[1]	0.01[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.80	6.88	12.32	0.77	1.88	5.68
TOTAL FROM INVESTMENT OPERATIONS	2.80	6.96	12.41	0.66	1.67	5.69
Less Distributions:
Distributions from net investment income	(0.07)	—	—	—	—	(0.08)
Distributions from net realized gain on investments	(6.64)	(5.91)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.71)	(5.91)	—	—	—	(0.08)
Regulatory Settlement Proceeds	—	—	—	0.06[2]	—	—
Net Asset Value, End of Period	$44.32	$48.23	$47.18	$34.77	$34.05	$32.38
Total Return[3]	6.33%	16.50%	35.69%	2.11%[2]	5.16%	21.30%
Ratios to Average Net Assets:
Net expenses	1.22%[4]	1.22%	1.22%[5]	1.22%	1.19%[5,6]	0.99%[5,6]
Net investment income (loss)	(0.02)%[4]	0.17%	0.23%	(0.32)%	(0.60)%	0.04%
Expense waiver/reimbursement[7]	0.07%[4]	0.06%	0.11%	0.18%	0.22%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,914	$269,537	$257,734	$226,079	$245,823	$283,387
Portfolio turnover	58%	41%	124%	135%	172%	265%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.18% and 0.98% for the years ended October 31, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$39.84	$40.23	$29.87	$29.48	$28.24	$23.46
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.22)[1]	(0.17)[1]	(0.32)[1]	(0.42)[1]	(0.19)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.26	5.74	10.53	0.66	1.66	4.97
TOTAL FROM INVESTMENT OPERATIONS	2.12	5.52	10.36	0.34	1.24	4.78
Less Distributions:
Distributions from net realized gain on investments	(6.64)	(5.91)	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	0.05[2]	—	—
Net Asset Value, End of Period	$35.32	$39.84	$40.23	$29.87	$29.48	$28.24
Total Return[3]	5.91%	15.66%	34.68%	1.32%[2]	4.39%	20.38%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%[5]	1.97%	1.93%[5,6]	1.74%[5,6]
Net investment income (loss)	(0.76)%[4]	(0.58)%	(0.50)%	(1.06)%	(1.35)%	(0.73)%
Expense waiver/reimbursement[7]	0.14%[4]	0.14%	0.23%	0.31%	0.30%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,947	$4,054	$4,331	$4,239	$6,325	$8,344
Portfolio turnover	58%	41%	124%	135%	172%	265%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93% and 1.73% for the years ended October 31, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$40.36	$40.68	$30.21	$29.81	$28.55	$23.72
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.22)[1]	(0.19)[1]	(0.33)[1]	(0.42)[1]	(0.19)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.30	5.81	10.66	0.68	1.68	5.02
TOTAL FROM INVESTMENT OPERATIONS	2.16	5.59	10.47	0.35	1.26	4.83
Less Distributions:
Distributions from net realized gain on investments	(6.64)	(5.91)	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	0.05[2]	—	—
Net Asset Value, End of Period	$35.88	$40.36	$40.68	$30.21	$29.81	$28.55
Total Return[3]	5.93%	15.66%	34.66%	1.34%[2]	4.41%	20.36%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.97%	1.97%[5]	1.97%	1.94%[5,6]	1.74%[5,6]
Net investment income (loss)	(0.77)%[4]	(0.58)%	(0.53)%	(1.07)%	(1.34)%	(0.71)%
Expense waiver/reimbursement[7]	0.09%[4]	0.10%	0.14%	0.20%	0.26%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,686	$12,666	$12,032	$9,843	$10,733	$11,060
Portfolio turnover	58%	41%	124%	135%	172%	265%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93% and 1.73% for the years ended October 31, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$46.63	$46.02	$34.07	$33.53	$32.04	$26.54
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.17)[1]	(0.12)[1]	(0.29)[1]	(0.36)[1]	(0.13)[1]
Net realized and unrealized gain on investments and foreign currency transactions	2.71	6.69	12.07	0.77	1.85	5.63
TOTAL FROM INVESTMENT OPERATIONS	2.60	6.52	11.95	0.48	1.49	5.50
Less Distributions:
Distributions from net realized gain on investments	(6.64)	(5.91)	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	0.06[2]	—	—
Net Asset Value, End of Period	$42.59	$46.63	$46.02	$34.07	$33.53	$32.04
Total Return[3]	6.09%	15.89%	35.07%	1.61%[2]	4.65%	20.72%
Ratios to Average Net Assets:
Net expenses	1.69%[4]	1.72%	1.67%[5]	1.72%	1.70%[5,6]	1.49%[5,6]
Net investment income (loss)	(0.50)%[4]	(0.37)%	(0.30)%	(0.83)%	(1.04)%	(0.44)%
Expense waiver/reimbursement[7]	0.01%[4]	0.08%	0.03%	0.09%	0.17%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,910	$2,150	$4,532	$2,156	$1,483	$610
Portfolio turnover	58%	41%	124%	135%	172%	265%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67%, 1.69% and 1.48% for the years ended October 31, 2013, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,				Period Ended 10/31/2010[1]
		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$48.88	$47.63	$35.01	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	0.06[2]	0.20[2]	0.20[2]	(0.03)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	2.83	6.96	12.42	0.78	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	2.89	7.16	12.62	0.75	1.76	4.26
Less Distributions:
Distributions from net investment income	(0.19)	—	—	—	—	—
Distributions from net realized gain on investments	(6.64)	(5.91)	—	—	—	—
TOTAL DISTRIBUTIONS	(6.83)	(5.91)	—	—	—	—
Regulatory Settlement Proceeds	—	—	—	0.06[3]	—	—
Net Asset Value, End of Period	$44.94	$48.88	$47.63	$35.01	$34.20	$32.44
Total Return[4]	6.46%	16.80%	36.05%	2.37%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.97%	0.97%[6]	0.97%	0.93%[6,7]	0.74%[5,6,7]
Net investment income (loss)	0.25%[5]	0.43%	0.48%	(0.09)%	(0.35)%	0.43%[5]
Expense waiver/reimbursement[8]	0.06%[5]	0.07%	0.11%	0.11%	0.18%	0.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,387	$75,756	$93,618	$82,490	$26,835	$37,709
Portfolio turnover	58%	41%	124%	135%	172%	265%[9]
Semi-Annual Shareholder Report
13

1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.92% and 0.73% for the years ended October 31, 2013 and 2011, and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $6,091,745 of investment in an affiliated holding (Note 5) (identified cost $300,102,831)		$346,019,779
Income receivable		33,288
Receivable for investments sold		7,600,342
Receivable for shares sold		324,892
Other assets		9,250
TOTAL ASSETS		353,987,551
Liabilities:
Payable for investments purchased	$7,613,730
Payable for shares redeemed	252,137
Bank overdraft	9,884
Payable for distribution services fee (Note 5)	11,180
Payable for other service fees (Notes 2 and 5)	148,314
Accrued expenses (Note 5)	108,570
TOTAL LIABILITIES		8,143,815
Net assets for 7,877,292 shares outstanding		$345,843,736
Net Assets Consist of:
Paid-in capital		$259,301,315
Net unrealized appreciation of investments		45,916,948
Accumulated net realized gain on investments		40,636,420
Distributions in excess of net investment income		(10,947)
TOTAL NET ASSETS		$345,843,736
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($269,913,560 ÷ 6,090,101 shares outstanding), no par value, unlimited shares authorized	$44.32
Offering price per share (100/94.50 of $44.32)	$46.90
Redemption proceeds per share	$44.32
Class B Shares:
Net asset value per share ($3,946,934 ÷ 111,733 shares outstanding), no par value, unlimited shares authorized	$35.32
Offering price per share	$35.32
Redemption proceeds per share (94.50/100 of $35.32)	$33.38
Class C Shares:
Net asset value per share ($12,686,104 ÷ 353,548 shares outstanding), no par value, unlimited shares authorized	$35.88
Offering price per share	$35.88
Redemption proceeds per share (99.00/100 of $35.88)	$35.52
Class R Shares:
Net asset value per share ($1,910,291 ÷ 44,855 shares outstanding), no par value, unlimited shares authorized	$42.59
Offering price per share	$42.59
Redemption proceeds per share	$42.59
Institutional Shares:
Net asset value per share ($57,386,847 ÷ 1,277,055 shares outstanding), no par value, unlimited shares authorized	$44.94
Offering price per share	$44.94
Redemption proceeds per share	$44.94
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $2,252 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,601)			$2,163,587
Expenses:
Investment adviser fee (Note 4)		$1,343,020
Administrative fee (Note 5)		140,062
Custodian fees		11,809
Transfer agent fee (Note 2)		235,138
Directors'/Trustees' fees (Note 5)		1,755
Auditing fees		12,174
Legal fees		3,996
Portfolio accounting fees		63,571
Distribution services fee (Note 5)		67,133
Other service fees (Notes 2 and 5)		354,048
Share registration costs		33,595
Printing and postage		21,463
Miscellaneous (Note 5)		9,232
TOTAL EXPENSES		2,296,996
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(13,223)
Reimbursements of other operating expenses (Notes 2 and 5)	(109,388)
TOTAL WAIVER AND REIMBURSEMENTS		(122,611)
Net expenses			2,174,385
Net investment income (loss)			(10,798)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			45,896,120
Net change in unrealized appreciation of investments			(23,280,840)
Net realized and unrealized gain on investments			22,615,280
Change in net assets resulting from operations			$22,604,482
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(10,798)	$660,884
Net realized gain on investments	45,896,120	50,829,550
Net change in unrealized appreciation/depreciation of investments	(23,280,840)	3,568,605
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,604,482	55,059,039
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(368,647)	—
Institutional Shares	(292,386)	—
Distributions from net realized gain on investments
Class A Shares	(36,705,055)	(32,014,483)
Class B Shares	(667,444)	(622,207)
Class C Shares	(2,027,731)	(1,750,992)
Class R Shares	(311,311)	(576,474)
Institutional Shares	(10,334,074)	(10,941,135)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,706,648)	(45,905,291)
Share Transactions:
Proceeds from sale of shares	13,507,832	25,649,169
Net asset value of shares issued to shareholders in payment of distributions declared	47,265,286	42,911,658
Cost of shares redeemed	(50,990,346)	(85,798,765)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,782,772	(17,237,938)
Change in net assets	(18,319,394)	(8,084,190)
Net Assets:
Beginning of period	364,163,130	372,247,320
End of period (including undistributed (distributions in excess of) net investment income of $(10,947) and $660,884, respectively)	$345,843,736	$364,163,130
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended April 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$175,972	$(81,742)
Class B Shares	4,057	(2,734)
Class C Shares	9,403	(5,261)
Class R Shares	2,890	—
Institutional Shares	42,816	(19,651)
TOTAL	$235,318	$(109,388)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$333,392
Class B Shares	4,990
Class C Shares	15,666
TOTAL	$354,048
For the six months ended April 30, 2015, the Fund's Institutional Shares did not incur other service fees.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2015, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	154,058	$6,866,644	247,225	$11,309,582
Shares issued to shareholders in payment of distributions declared	799,513	34,139,213	700,736	29,634,128
Shares redeemed	(451,670)	(20,312,798)	(822,773)	(37,585,287)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	501,901	$20,693,059	125,188	3,358,423

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,367	$336,113	15,580	$591,726
Shares issued to shareholders in payment of distributions declared	18,436	629,242	16,744	588,733
Shares redeemed	(17,830)	(636,928)	(38,222)	(1,461,971)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	9,973	$328,427	(5,898)	$(281,512)
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	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,015	$829,983	31,520	$1,211,858
Shares issued to shareholders in payment of distributions declared	54,179	1,877,852	44,122	1,571,618
Shares redeemed	(37,489)	(1,383,536)	(57,534)	(2,219,267)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	39,705	$1,324,299	18,108	$564,209

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	7,523	$323,545	7,079	$317,567
Shares issued to shareholders in payment of distributions declared	7,249	297,934	14,036	576,474
Shares redeemed	(16,014)	(674,735)	(73,503)	(3,125,174)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(1,242)	$(53,256)	(52,388)	$(2,231,133)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	113,826	$5,151,547	257,873	$12,218,436
Shares issued to shareholders in payment of distributions declared	238,637	10,321,045	246,509	10,540,705
Shares redeemed	(625,325)	(27,982,349)	(920,144)	(41,407,066)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(272,862)	$(12,509,757)	(415,762)	$(18,647,925)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	277,475	$9,782,772	(330,752)	$(17,237,938)
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $300,102,831. The net unrealized appreciation of investments for federal tax purposes was $45,916,948. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $56,845,353 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,928,405.
At October 31, 2014, the Fund had a capital loss carryforward of $1,796,728 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$1,796,728	NA	$1,796,728
As a result of the September 2012 tax-free transfer of assets from Performance Leader Equity Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2015, the Adviser voluntarily waived $9,832 of its fee and voluntarily reimbursed $109,388 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$15,008
Class C Shares	46,945
Class R Shares	5,180
TOTAL	$67,133
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $14,180 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $7,021 in sales charges from the sale of Class A Shares. FSC also retained $814 of CDSC relating to redemptions of Class B Shares and $455 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $23,582 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”),
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respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $3,391. Transactions involving the affiliated holding during the six months ended April 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2014	6,129,933
Purchases/Additions	27,811,305
Sales/Reductions	(27,849,493)
Balance of Shares Held 4/30/2015	6,091,745
Value	$6,091,745
Dividend Income	$2,252
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$204,947,225
Sales	$244,622,791
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 1, 2015, the Fund's Class B Shares will be closed to new accounts and new investors.
Effective August 1, 2015, the Fund's Class B Shares will be closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,063.30	$6.24
Class B Shares	$1,000	$1,059.10	$10.06
Class C Shares	$1,000	$1,059.30	$10.06
Class R Shares	$1,000	$1,060.90	$8.64
Institutional Shares	$1,000	$1,064.60	$4.97
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.74	$6.11
Class B Shares	$1,000	$1,015.03	$9.84
Class C Shares	$1,000	$1,015.03	$9.84
Class R Shares	$1,000	$1,016.41	$8.45
Institutional Shares	$1,000	$1,019.98	$4.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.69%
Institutional Shares	0.97%
Semi-Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Mid cap growth strategies fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
32

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report
35

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198
8010409 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Futures Contracts—Short (notional value)[3]	(25.7)%
Securities Sold Short	(5.4)%
U.S. Equity Securities	77.8%
International Equity Securities	9.6%
Corporate Bonds	3.8%
Trade Finance Notes	0.7%
Purchased Put Options	0.9%
Purchased Call Options	0.1%
Other Derivative Contracts[4]	(0.2)%
Cash Equivalents[5]	3.5%
Adjustment for Futures Contracts (notional value)[3]	25.3%
Collateral on Deposit for Securities Sold Short	7.7%
Other Assets and Liabilities—Net[6]	1.9%
TOTAL	100.0%
At April 30, 2015, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Health Care	27.3%
Information Technology	20.9%
Financials	14.9%
Industrials	12.0%
Consumer Discretionary	8.8%
Energy	5.7%
Materials	3.0%
Utilities	2.8%
Consumer Staples	2.7%
Telecommunication Services	1.9%
TOTAL	100.0%
Semi-Annual Shareholder Report

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2015 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—87.4%
		Aerospace & Defense—1.7%
10,000		Boeing Co.	$1,433,400
12,000		General Dynamics Corp.	1,647,840
10,000	[1]	Orbital ATK, Inc.	731,600
		TOTAL	3,812,840
		Air Freight & Logistics—0.6%
8,000		FedEx Corp.	1,356,560
		Airlines—1.9%
15,000		Alaska Air Group, Inc.	960,900
25,000		American Airlines Group, Inc.	1,207,125
30,000		Delta Air Lines, Inc.	1,339,200
20,000		Southwest Airlines Co.	811,200
		TOTAL	4,318,425
		Auto Components—1.1%
20,000		BorgWarner, Inc.	1,184,000
30,000		Bridgestone Corp.	1,253,533
		TOTAL	2,437,533
		Automobiles—0.7%
100,000		Ford Motor Co.	1,580,000
		Banks—5.3%
60,000		Citigroup, Inc.	3,199,200
40,000		East West Bancorp, Inc.	1,623,600
32,000		JPMorgan Chase & Co.	2,024,320
45,000		PrivateBancorp, Inc.	1,668,150
160,000		Regions Financial Corp.	1,572,800
30,000		Wells Fargo & Co.	1,653,000
		TOTAL	11,741,070
		Beverages—0.8%
20,000		PepsiCo, Inc.	1,902,400
		Biotechnology—9.6%
30,000	[1]	Acorda Therapeutics, Inc.	902,100
10,000	[1]	Aduro Biotech, Inc.	254,000
10,000		Amgen, Inc.	1,579,100
20,000	[1]	Avalanche Biotechnologies, Inc.	637,200
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Biotechnology—continued
7,000	[1]	Biogen, Inc.	$2,617,510
8,000	[1]	Bluebird Bio, Inc.	1,065,520
20,000	[1]	Blueprint Medicines Corp.	377,400
25,000	[1]	Celgene Corp.	2,701,500
20,000	[1]	Chimerix, Inc.	680,000
20,000	[1]	Clovis Oncology, Inc.	1,607,200
6,000	[1]	Esperion Therapeutics, Inc.	570,780
10,000	[1]	Gilead Sciences, Inc.	1,005,100
10,000	[1]	Juno Therapeutics, Inc.	427,400
20,000	[1]	Kite Pharma, Inc.	1,007,600
20,000	[1]	Medivation, Inc.	2,414,800
60,000	[1]	Merrimack Pharmaceuticals, Inc.	666,000
10,000	[1]	Neurocrine Biosciences, Inc.	340,900
10,000	[1]	Ophthotech Corp.	452,800
25,000	[1]	Regulus Therapeutics, Inc.	313,750
12,500	[1]	Spark Therapeutics, Inc.	715,875
300,000	[1]	Sunesis Pharmaceuticals, Inc.	702,000
20,000	[1]	Versartis, Inc.	341,600
		TOTAL	21,380,135
		Building Products—0.5%
20,000		Allegion PLC	1,223,000
		Capital Markets—3.8%
50,000		Charles Schwab Corp.	1,525,000
10,000		Goldman Sachs Group, Inc.	1,964,200
40,000		HFF, Inc., Class A	1,567,600
60,000		Morgan Stanley	2,238,600
20,000	[1]	Stifel Financial Corp.	1,056,800
5,000	[1]	Virtual Financial, Inc., Class A	106,950
		TOTAL	8,459,150
		Chemicals—1.3%
10,000		LyondellBasell Industries NV, Class A	1,035,200
5,000		PPG Industries, Inc.	1,107,800
15,000		RPM International, Inc.	713,100
		TOTAL	2,856,100
		Communications Equipment—2.2%
10,000	[1]	Arista Networks, Inc.	640,100
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communications Equipment—continued
80,000		Cisco Systems, Inc.	$2,306,400
8,000	[1]	F5 Networks, Inc.	976,160
14,000		Qualcomm, Inc.	952,000
		TOTAL	4,874,660
		Construction & Engineering—0.9%
1,000,000		China Railway Construction Corp., Class H	2,003,802
		Construction Materials—0.2%
20,000	[1]	Summit Materials, Inc., Class A	473,800
		Diversified Financial Services—0.9%
15,000	[1]	Berkshire Hathaway, Inc., Class B	2,118,150
		Diversified Telecommunication Services—1.7%
50,000		AT&T, Inc.	1,732,000
40,000		Verizon Communications, Inc.	2,017,600
		TOTAL	3,749,600
		Electric Utilities—1.3%
25,000		Duke Energy Corp.	1,939,250
10,000		NextEra Energy, Inc.	1,009,300
		TOTAL	2,948,550
		Electrical Equipment—0.6%
20,000		Eaton Corp. PLC	1,374,600
		Electronic Equipment Instruments & Components—0.7%
50,000		Corning, Inc.	1,046,500
10,000	[1]	Universal Display Corp.	440,700
		TOTAL	1,487,200
		Energy Equipment & Services—2.3%
22,000		Baker Hughes, Inc.	1,506,120
30,000		Halliburton Co.	1,468,500
100,000	[1]	Independence Contract Drilling, Inc.	766,000
20,000		Patterson-UTI Energy, Inc.	447,000
20,000		Transocean Partners LLC	316,800
180,000		Trinidad Drilling Ltd.	756,403
		TOTAL	5,260,823
		Food & Staples Retailing—0.9%
20,000		CVS Health Corp.	1,985,800
		Health Care Equipment & Supplies—0.8%
24,000		Medtronic PLC	1,786,800
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—2.1%
15,000		Cardinal Health, Inc.	$1,265,100
20,000	[1]	Centene Corp.	1,239,800
10,000		McKesson Corp.	2,234,000
		TOTAL	4,738,900
		Health Care Technology—0.3%
60,000	[1]	Castlight Health, Inc., Class B	451,800
5,000	[1]	Inovalon Holdings, Inc., Class A	126,250
		TOTAL	578,050
		Hotels Restaurants & Leisure—0.5%
50,000	[1]	La Quinta Holdings, Inc.	1,204,000
		Industrial Conglomerates—1.0%
80,000		General Electric Co.	2,166,400
		Insurance—0.8%
20,000		MetLife, Inc.	1,025,800
50,000	[1]	Patriot National, Inc.	673,500
		TOTAL	1,699,300
		Internet & Catalog Retail—0.9%
4,000	[1]	Amazon.com, Inc.	1,687,120
20,000	[1]	Zulily, Inc., Class A	249,300
		TOTAL	1,936,420
		Internet Software & Services—3.3%
10,000	[1]	AOL, Inc.	399,000
5,000	[1]	Apigee Corp.	72,350
5,000	[1]	Box, Inc., Class A	85,550
26,000	[1]	Facebook, Inc., Class A	2,048,020
20,000	[1]	GoDaddy, Inc., Class A	501,400
3,000	[1]	Google, Inc., Class A	1,646,310
3,008	[1]	Google, Inc., Class C	1,616,446
20,000	[1]	MaxPoint Interactive, Inc.	147,400
10,000	[1]	Yahoo, Inc.	425,650
10,000	[1]	Yelp, Inc.	393,900
		TOTAL	7,336,026
		IT Services—0.5%
15,000		Computer Sciences Corp.	966,750
25,000	[1]	MOL Global, Inc., ADR	56,750
		TOTAL	1,023,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Leisure Products—0.4%
40,000	[1]	Malibu Boats, Inc., Class A	$846,800
		Machinery—1.8%
700,000		CSR Corp. Ltd., Class H	1,351,672
10,000		Cummins, Inc.	1,382,600
20,000		Ingersoll-Rand PLC, Class A	1,316,800
		TOTAL	4,051,072
		Media—2.3%
35,000		Comcast Corp., Class A	2,021,600
20,000	[1]	DIRECTV Group, Inc.	1,814,100
12,000		Walt Disney Co.	1,304,640
		TOTAL	5,140,340
		Metals & Mining—1.1%
21,575	[1]	Barisan Gold Corp.	805
20,000		Royal Gold, Inc.	1,290,600
60,000		Silver Wheaton Corp.	1,184,400
		TOTAL	2,475,805
		Multi-Utilities—1.1%
22,000		Dominion Resources, Inc.	1,576,960
50,000		TECO Energy, Inc.	947,500
		TOTAL	2,524,460
		Oil Gas & Consumable Fuels—2.6%
20,000		Exxon Mobil Corp.	1,747,400
50,000		Kinder Morgan, Inc.	2,147,500
15,000	[1]	Whiting Petroleum Corp.	568,650
25,000		Williams Cos., Inc.	1,279,750
		TOTAL	5,743,300
		Pharmaceuticals—11.1%
11,000	[1]	Actavis, Inc.	3,111,460
60,000		Eisai Co. Ltd.	3,998,091
60,000	[1]	Foamix Pharmaceuticals Ltd.	595,200
10,000	[1]	Jazz Pharmaceuticals PLC	1,787,000
180,000	[1]	KemPharm, Inc.	1,980,000
40,000		Merck & Co., Inc.	2,382,400
40,000	[1]	Mylan NV	2,890,400
10,000		Novartis AG, ADR	1,018,000
50,000		Pfizer, Inc.	1,696,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals—continued
7,000		Shire Ltd., ADR	$1,704,570
20,000		Teva Pharmaceutical Industries Ltd., ADR	1,208,400
10,000	[1]	Valeant Pharmaceuticals International, Inc.	2,169,300
50,000	[1]	Xenoport, Inc.	296,500
		TOTAL	24,837,821
		Real Estate Investment Trusts (REITs)—1.8%
30,000		HCP, Inc.	1,208,700
15,000		InfraREIT, Inc.	467,850
75,000	[1]	National Storage Affiliates Trust	962,250
25,000		ProLogis, Inc.	1,005,000
20,000		STORE Capital Corp.	420,000
		TOTAL	4,063,800
		Road & Rail—1.3%
32,000		Knight Transportation, Inc.	924,800
20,000		Landstar System, Inc.	1,246,200
8,000		Union Pacific Corp.	849,840
		TOTAL	3,020,840
		Semiconductors & Semiconductor Equipment—3.4%
80,000		Applied Materials, Inc.	1,583,200
15,000		Broadcom Corp., Class A	663,075
50,000		Intel Corp.	1,627,500
20,000		Lam Research Corp.	1,511,600
30,000		Marvell Technology Group Ltd.	420,300
60,000		NVIDIA Corp.	1,331,700
15,000	[1]	Solaredge Technologies, Inc.	375,000
		TOTAL	7,512,375
		Software—4.8%
15,000	[1]	Check Point Software Technologies Ltd.	1,252,200
60,000		Microsoft Corp.	2,918,400
40,000		Oracle Corp.	1,744,800
20,000	[1]	Red Hat, Inc.	1,505,200
40,000	[1]	Rubicon Project, Inc.	698,800
20,000	[1]	Solarwinds, Inc.	975,600
15,000	[1]	VMware, Inc., Class A	1,321,500
20,000	[1]	Yodlee, Inc.	254,800
		TOTAL	10,671,300
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Specialty Retail—1.6%
15,000		Home Depot, Inc.	$1,604,700
30,000		TJX Cos., Inc.	1,936,200
		TOTAL	3,540,900
		Technology Hardware Storage & Peripherals—3.6%
44,000		Apple, Inc.	5,506,600
30,000		EMC Corp.	807,300
30,000		Hewlett-Packard Co.	989,100
500		Samsung Electronics Co. Ltd	655,757
		TOTAL	7,958,757
		Textiles Apparel & Luxury Goods—0.2%
6,000	[1]	Deckers Outdoor Corp.	444,000
		Thrifts & Mortgage Finance—0.4%
40,000	[1]	Essent Group Ltd.	998,000
		Tobacco—0.6%
20,000		Lorillard, Inc.	1,397,200
		Trading Companies & Distributors—0.1%
6,000	[1]	Now, Inc.	143,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $167,246,066)	195,183,764
		TRADE FINANCE NOTES—0.7%
		Oil, Natural Gas & Mining—0.7%
$1,349,587		PT BUMI Insured, 11.1815%, 8/26/2016	1,349,587
217,080		PT BUMI Uninsured, 11.1815%, 8/26/2016	87,049
		TOTAL TRADE FINANCE NOTES (IDENTIFIED COST $1,483,459)	1,436,636
		PURCHASED PUT OPTIONS—0.9%
		Diversified Financial Services—0.2%
3,000		Financial Select Sector SPDR, Strike Price $24, Expiration Date 6/19/2015	138,000
1,000		iShares China Large-Cap ETF, Strike Price $40, Expiration Date 5/15/2015	1,000
1,500		iShares MSCI Emerging Markets ETF, Strike Price $40, Expiration Date 6/19/2015	54,000
500		iShares MSCI Emerging Markets ETF, Strike Price $40, Expiration Date 9/18/2015	57,500
1,000		iShares MSCI France ETF, Strike Price $25, Expiration Date 6/19/2015	25,000
2,000		iShares MSCI Japan ETF, Strike Price $12, Expiration Date 1/15/2016	81,000
		TOTAL	356,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Index—0.7%
200		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 12/19/2015	$77,400
1,200		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 6/19/2015	37,200
1,000		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 9/18/2015	200,500
1,800		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 6/19/2015	138,600
200		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 12/19/2015	165,100
1,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/19/2015	200,500
600		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 9/18/2015	323,400
400		SPDR S&P MidCap 400 ETF Trust, Strike Price $260, Expiration Date 9/18/2015	292,000
600		SPDR S&P MidCap 400 ETF Trust, Strike Price $265, Expiration Date 6/19/2015	225,000
		TOTAL	1,659,700
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,999,619)	2,016,200
		PURCHASED CALL OPTIONS—0.1%
		Metals & Mining—0.1%
1,000		Market Vectors Gold Miners, Strike Price $20, Expiration Date 9/18/2015	179,500
235		Market Vectors Gold Miners, Strike Price $20, Expiration Date 9/18/2015	57,222
		TOTAL	236,722
		Pharmaceutical—0.0%
400		Teva Pharmaceutical Industries, Strike Price $65, Expiration Date 9/18/2015	81,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $302,933)	317,722
		INVESTMENT COMPANIES—7.3%[2]
7,588,607	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	7,588,607
1,332,137		High Yield Bond Portfolio	8,592,281
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,388,449)	16,180,888
		TOTAL INVESTMENTS—96.4% (IDENTIFIED COST $188,420,526)[4]	215,135,210
		OTHER ASSETS AND LIABILITIES - NET—3.6%[5]	8,216,286
		TOTAL NET ASSETS—100%	$223,351,496
Semi-Annual Shareholder Report

SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
180,000	iShares MSCI Australia Index Fund	$4,197,600
100,000	iShares MSCI Emerging Markets ETF	4,288,000
60,000	iShares MSCI Mexico Index Fund	3,516,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,002,618)	$12,002,200
At April 30, 2015, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 Index, Short Futures	80	$4,502,633	May 2015	$153,662
[1]Russell 2000 Index Futures, Short Futures	50	$6,082,000	June 2015	$(31,162)
1S&P 500 Index, Short Futures	90	$46,775,250	June 2015	$(1,056,668)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(934,168)
At April 30, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/1/2015	BNY Mellon	12,941 CAD	$10,754	$(28)
5/1/2015	BNY Mellon	16,400 EUR	$18,415	$—
5/4/2015	BNY Mellon	105,300 MXN	$6,900	$(36)
7/10/2015	Barclays	1,800,000 EUR	$2,006,442	$16,642
7/10/2015	Barclays	1,300,000 GBP	$1,958,489	$36,026
7/10/2015	Bank of America	5,050,000 NZD	$3,776,845	$50,399
7/10/2015	Bank of America	5,050,000 NZD	$3,781,895	$45,348
7/10/2015	JPMorgan	5,050,000 NZD	$3,844,607	$(17,364)
7/10/2015	Bank of America	10,100,000 NZD	$7,694,988	$(40,502)
7/10/2015	JPMorgan	$2,000,000	7,416,800 PLN	$(55,261)
Contracts Sold:
5/7/2015	BNP Paribas	471,000,000 JPY	$4,004,950	$59,968
5/18/2015	JPMorgan	3,850,000 EUR	$4,095,250	$(228,776)
5/18/2015	JPMorgan	1,925,000 EUR	$2,040,154	$(121,859)
7/10/2015	JPMorgan	$2,000,000	7,363,600 PLN	$40,519
7/10/2015	Barclays	1,800,000 EUR	$1,982,790	$(40,294)
7/10/2015	Barclays	3,500,000 EUR	$3,932,390	$(1,385)
7/10/2015	Barclays	1,300,000 GBP	$1,936,168	$(58,347)
7/10/2015	JPMorgan	5,050,000 NZD	$3,877,419	$50,176
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
7/10/2015	JPMorgan	2,600,000 NZD	$1,993,576	$23,114
7/10/2015	Bank of America	5,050,000 NZD	$3,787,702	$(39,541)
7/10/2015	Bank of America	5,050,000 NZD	$3,765,987	$(61,256)
7/10/2015	Bank of America	10,100,000 NZD	$7,661,658	$7,172
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(335,285)
Net Unrealized Appreciation (Depreciation) on value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $188,406,047.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$173,662,076	$—	$—	$173,662,076
International	12,258,833[1]	9,262,855	—	21,521,688
Debt Securities:
Trade Finance Notes	—	—	1,436,636	1,436,636
Purchased Put Options	2,016,200	—	—	2,016,200
Purchased Call Options	317,722	—	—	317,722
Investment Companies[2]	7,588,607	8,592,281[3]	—	16,180,888
TOTAL SECURITIES	$195,843,438	$17,855,136	$1,436,636	$215,135,210
OTHER FINANCIAL INSTRUMENTS[4]	$(12,936,432)	$ (335,221)	$—	$(13,271,653)
1	Includes $1,174,752 of securities transferred from Level 2 to Level 1 because fair value factors were not applied to the securities. Transfers shown represent the value of the securities at the beginning of the period.
2	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publically available.
3	Includes $8,765,461 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
4	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.07	$9.47	$9.50	$9.89	$10.10	$11.09
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.05	0.08	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.32	0.55	(0.03)	(0.30)	0.21	(0.77)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.60	0.05	(0.34)	0.17	(0.74)
Less Distributions:
Distributions from net investment income	(0.13)	(0.00)[2]	(0.03)	(0.05)	(0.38)	(0.25)
Return of capital[3]	—	—	(0.05)	—	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.00) [2]	(0.08)	(0.05)	(0.38)	(0.25)
Net Asset Value, End of Period	$10.28	$10.07	$9.47	$9.50	$9.89	$10.10
Total Return[4]	3.45%	6.38%	0.53%	(3.41)%	1.74%	(6.67)%
Ratios to Average Net Assets:
Net expenses	1.32%[5]	1.26%	1.24%	1.26%	1.26%[6]	1.89%[6]
Net expenses excluding dividends and other expenses related to short sales	1.32%[5]	1.26%	1.24%	1.24%	1.24%[6]	1.24%[6]
Net investment income (loss)	0.37%[5]	0.49%	0.90%	(0.45)%	(0.41)%	0.27%
Expense waiver/reimbursement[7]	0.17%[5]	0.15%	0.18%	0.10%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,309	$88,588	$112,417	$175,186	$257,503	$464,884
Portfolio turnover	49%	117%	198%	182%	129%	180%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.26% and 1.89% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.91	$9.39	$9.41	$9.82	$9.99	$10.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	0.01	(0.12)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.32	0.55	(0.03)	(0.29)	0.21	(0.76)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.52	(0.02)	(0.41)	0.10	(0.81)
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	(0.27)	(0.19)
Net Asset Value, End of Period	$10.21	$9.91	$9.39	$9.41	$9.82	$9.99
Total Return[3]	3.03%	5.59%	(0.21)%	(4.18)%	1.08%	(7.44)%
Ratios to Average Net Assets:
Net expenses	2.07%[4]	2.03%	1.99%	2.01%	2.01%[5]	2.64%[5]
Net expenses excluding dividends and other expenses related to short sales	2.07%[4]	2.03%	1.99%	1.99%	1.99%[5]	1.99%[5]
Net investment income (loss)	(0.37)%[4]	(0.28)%	0.16%	(1.21)%	(1.15)%	(0.50)%
Expense waiver/reimbursement[6]	0.17%[4]	0.15%	0.18%	0.10%	0.09%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,158	$11,193	$17,267	$34,029	$60,018	$103,483
Portfolio turnover	49%	117%	198%	182%	129%	180%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01% and 2.64% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.86	$9.35	$9.37	$9.77	$9.96	$10.96
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	0.01	(0.11)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.32	0.54	(0.03)	(0.29)	0.20	(0.76)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.51	(0.02)	(0.40)	0.09	(0.81)
Less Distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	(0.28)	(0.19)
Net Asset Value, End of Period	$10.16	$9.86	$9.35	$9.37	$9.77	$9.96
Total Return[3]	3.04%	5.50%	(0.21)%	(4.09)%	0.98%	(7.38)%
Ratios to Average Net Assets:
Net expenses	2.07%[4]	2.04%	1.99%	2.01%	2.01%[5]	2.63%[5]
Net expenses excluding dividends and other expenses related to short sales	2.07%[4]	2.04%	1.99%	1.99%	1.99%[5]	1.99%[5]
Net investment income (loss)	(0.38)% [4]	(0.28)%	0.15%	(1.19)%	(1.16)%	(0.50)%
Expense waiver/reimbursement[6]	0.17%[4]	0.15%	0.18%	0.10%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,911	$70,323	$87,659	$147,819	$207,932	$365,433
Portfolio turnover	49%	117%	198%	182%	129%	180%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01% and 2.63% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
6	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.14	$9.52	$9.56	$9.95	$10.15	$11.14
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.07	0.11	(0.02)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	0.33	0.55	(0.04)	(0.29)	0.22	(0.75)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.62	0.07	(0.31)	0.20	(0.72)
Less Distributions:
Distributions from net investment income	(0.16)	(0.00)[2]	(0.05)	(0.08)	(0.40)	(0.27)
Return of capital[3]	—	—	(0.06)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.00) [2]	(0.11)	(0.08)	(0.40)	(0.27)
Net Asset Value, End of Period	$10.34	$10.14	$9.52	$9.56	$9.95	$10.15
Total Return[4]	3.59%	6.56%	0.75%	(3.11)%	2.08%	(6.49)%
Ratios to Average Net Assets:
Net expenses	1.07%[5]	1.04%	0.99%	1.01%	1.01%[6]	1.58%[6]
Net expenses excluding dividends and other expenses related to short sales	1.07%[5]	1.04%	0.99%	0.99%	0.99%[6]	0.99%[6]
Net investment income (loss)	0.61%[5]	0.72%	1.18%	(0.20)%	(0.17)%	0.30%
Expense waiver/reimbursement[7]	0.17%[5]	0.14%	0.18%	0.10%	0.08%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,973	$36,380	$27,681	$81,598	$90,569	$194,702
Portfolio turnover	49%	117%	198%	182%	129%	180%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01% and 1.58% for the years ended October 31, 2011 and 2010, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investments in securities, at value including $16,180,888 of investment in affiliated holdings (Note 5) (identified cost $188,420,526)		$215,135,210
Deposit at broker for short sales		17,132,221
Restricted cash (Note 2)		2,610,440
Cash denominated in foreign currencies (identified cost $100,305)		100,944
Receivable for investments sold, net of reserve of $3,055,938 (Note 9)		1,697,181
Receivable for shares sold		868,411
Income receivable		574,727
Receivable for daily variation margin		554,835
Unrealized appreciation on foreign exchange contracts		329,364
TOTAL ASSETS		239,003,333
Liabilities:
Securities sold short, at value (proceeds $12,002,618)	$12,002,200
Payable for investments purchased	2,489,403
Unrealized depreciation on foreign exchange contracts	664,649
Payable for shares redeemed	266,602
Payable for distribution services fee (Note 5)	46,505
Payable for other service fees (Notes 2 and 5)	23,800
Accrued expenses (Note 5)	158,678
TOTAL LIABILITIES		15,651,837
Net assets for 21,772,194 shares outstanding		$223,351,496
Net Assets Consists of:
Paid-in capital		$667,012,389
Net unrealized appreciation of investments, futures contracts, short sales, certain receivables and translation of assets and liabilities in foreign currency		22,441,656
Accumulated net realized loss on investments, futures contracts, short sales and foreign currency transactions		(466,035,942)
Distributions in excess of net investment income		(66,607)
TOTAL NET ASSETS		$223,351,496
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($88,309,484 ÷ 8,590,462 shares outstanding), no par value, unlimited shares authorized	$10.28
Offering price per share (100/94.50 of $10.28)	$10.88
Redemption proceeds per share	$10.28
Class B Shares:
Net asset value per share ($9,157,552 ÷ 896,913 shares outstanding), no par value, unlimited shares authorized	$10.21
Offering price per share	$10.21
Redemption proceeds per share (94.50/100 of $10.21)	$9.65
Class C Shares:
Net asset value per share ($64,911,453 ÷ 6,386,914 shares outstanding), no par value, unlimited shares authorized	$10.16
Offering price per share	$10.16
Redemption proceeds per share (99.00/100 of $10.16)	$10.06
Institutional Shares:
Net asset value per share ($60,973,007 ÷ 5,897,905 shares outstanding), no par value, unlimited shares authorized	$10.34
Offering price per share	$10.34
Redemption proceeds per share	$10.34
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Interest		$82,876
Dividends (including $349,037 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $14,244)		1,642,007
TOTAL INCOME		1,724,883
Expenses:
Investment adviser fee (Note 5)	$765,834
Administrative fee (Note 5)	79,868
Custodian fees	15,896
Transfer agent fees	212,938
Directors'/Trustees' fees (Note 5)	984
Auditing fees	17,845
Legal fees	3,778
Distribution services fee (Note 5)	287,971
Other service fees (Notes 2 and 5)	204,487
Portfolio accounting fees	80,658
Share registration costs	27,259
Printing and postage	25,828
Risk insurance expense	25,722
Miscellaneous (Note 5)	5,925
TOTAL EXPENSES	1,754,993
Waiver/reimbursement of investment adviser fee (Note 5)	(169,853)
Net expenses		1,585,140
Net investment income		139,743
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales, Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(181,885) on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions		6,030,988
Net realized loss on futures contracts		(4,217,226)
Net realized loss on short sales		(14,280)
Realized gain distribution from affiliated investment company shares (Note 5)		85,670
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency		3,826,556
Net change in unrealized depreciation of futures contracts		642,526
Net change in unrealized depreciation on short sales		68,463
Net realized and unrealized gain on investments, futures contracts, short sales, certain receivables and foreign currency transactions		6,422,697
Change in net assets resulting from operations		$6,562,440
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$139,743	$448,588
Net realized gain on investments, futures contracts, short sales, written options and foreign currency transactions	1,885,152	7,395,455
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales, certain receivables and translation of assets and liabilities in foreign currency	4,537,545	5,144,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,562,440	12,988,421
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,150,185)	(49,723)
Class B Shares	—	(7,386)
Class C Shares	—	(38,927)
Institutional Shares	(570,298)	(11,940)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,720,483)	(107,976)
Share Transactions:
Proceeds from sale of shares	36,104,625	37,980,145
Net asset value of shares issued to shareholders in payment of distributions declared	1,473,536	91,324
Cost of shares redeemed	(25,552,721)	(89,492,724)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,025,440	(51,421,255)
Change in net assets	16,867,397	(38,540,810)
Net Assets:
Beginning of period	206,484,099	245,024,909
End of period (including undistributed (distributions in excess of) net investment income of $(66,607) and $1,514,133, respectively)	$223,351,496	$206,484,099
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair
Semi-Annual Shareholder Report

value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$108,497
Class B Shares	12,472
Class C Shares	83,518
TOTAL	$204,487
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration and market risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $73,669,201. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the fiscal period was $688,264 and $689,847, respectively. This is based on the amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended April 30, 2015, the net realized gain (loss) on short sales was $(14,280).
Option Contracts
The Fund buys/sells put and call options to increase return and to manage market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/
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purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased options held by the Fund throughout the fiscal period was $1,621,520. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$329,364	Unrealized depreciation on foreign exchange contracts	$664,649
Equity contracts	Total investments at value	2,333,922
Equity contracts	Receivable for daily variation margin	(934,168)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,729,118		$664,649
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$123,877	$123,877
Equity contracts	$(3,998,807)	$(2,929,799)	$—	$(6,928,606)
Interest rate contracts	$(218,419)	$—	$—	$(218,419)
TOTAL	$(4,217,226)	$(2,929,799)	$123,877	$(7,023,148)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(423,663)	$(423,663)
Equity contracts	$596,320	$(26,197)	$—	$570,123
Interest rate contracts	$46,206	$—	$—	$46,206
TOTAL	$642,526	$(26,197)	$(423,663)	$192,666
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	655,683	$6,713,367	1,186,149	$11,597,303
Shares issued to shareholders in payment of distributions declared	105,261	1,053,668	4,778	45,820
Shares redeemed	(969,353)	(9,835,129)	(4,260,807)	(41,707,526)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(208,409)	$(2,068,094)	(3,069,880)	$(30,064,403)
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	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	15,278	$153,849	40,481	$390,554
Shares issued to shareholders in payment of distributions declared	—	—	641	6,087
Shares redeemed	(248,323)	(2,490,859)	(749,627)	(7,236,656)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(233,045)	$(2,337,010)	(708,505)	$(6,840,015)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	163,858	$1,651,890	359,504	$3,450,698
Shares issued to shareholders in payment of distributions declared	—	—	3,455	32,689
Shares redeemed	(909,427)	(9,100,037)	(2,607,013)	(24,980,059)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(745,569)	$(7,448,147)	(2,244,054)	$(21,496,672)

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,671,037	$27,585,519	2,266,346	$22,541,590
Shares issued to shareholders in payment of distributions declared	41,737	419,868	698	6,728
Shares redeemed	(403,851)	(4,126,696)	(1,587,080)	(15,568,483)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,308,923	$23,878,691	679,964	$6,979,835
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,121,900	$12,025,440	(5,342,475)	$(51,421,255)
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $188,406,047. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $26,729,163. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,802,234 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,073,071.
At October 31, 2014, the Fund had a capital loss carryforward of $436,230,325 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 16,482,810	$6,118,204	$ 22,601,014
2015	$ 26,587,308	NA	$ 26,587,308
2017	$ 257,322,572	NA	$ 257,322,572
2018	$ 111,074,244	NA	$ 111,074,244
2019	$ 18,645,187	NA	$ 18,645,187
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser waived $160,352 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2015, the Sub-Adviser earned a fee of $9,162.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$37,417
Class C Shares	250,554
TOTAL	$287,971
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $28,480 of fees paid by the Fund. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $1,600 in sales charges from the sale of Class A Shares. FSC also retained $750, $3,682 and $497 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $9,041 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, premiums for risk insurance policies on certain portfolio securities, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the
Semi-Annual Shareholder Report

Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.29%, 2.04%, 2.04% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $9,501. Transactions with the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	20,111,613	1,275,936	911,085	22,298,634
Purchases/Additions	81,917,883	56,201	3,800	81,977,884
Sales/Reductions	(94,440,889)	—	(914,885)	(95,355,774)
Balance of Shares Held 4/30/2015	7,588,607	1,332,137	—	8,920,744
Value	$7,588,607	$8,592,281	$—	$16,180,888
Dividend Income	$5,780	$275,189	$68,068	$349,037
Realized Gain Distributions	$—	$85,670	$—	$85,670
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$ 99,927,969
Sales	$ 90,627,007
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
9. RECEIVABLE FROM BANKRUPTCY TRUSTEE
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $1,678,766 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
10. SUBSEQUENT EVENTS
Effective June 1, 2015, the Fund's Class B Shares will be closed to new accounts and new investors.
Effective August 1, 2015, the Fund's Class B Shares will be closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,034.50	$6.66
Class B Shares	$1,000	$1,030.30	$10.42
Class C Shares	$1,000	$1,030.40	$10.42
Institutional Shares	$1,000	$1,035.90	$5.40
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.25	$6.61
Class B Shares	$1,000	$1,014.53	$10.34
Class C Shares	$1,000	$1,014.53	$10.34
Institutional Shares	$1,000	$1,019.49	$5.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.32%
Class B Shares	2.07%
Class C Shares	2.07%
Institutional Shares	1.07%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
federated Absolute Return fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Consumer Staples	32.5%
Energy	17.5%
Utilities	16.1%
Telecommunication Services	14.0%
Health Care	9.2%
Financials	5.4%
Consumer Discretionary	4.2%
Cash Equivalents[2]	0.9%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Shares		Value
	COMMON STOCKS—98.9%
	Consumer Discretionary—4.2%
4,309,555	McDonald's Corp.	$416,087,535
	Consumer Staples—32.5%
8,106,841	Altria Group, Inc.	405,747,392
3,440,385	General Mills, Inc.	190,390,906
1,758,425	Kellogg Co.	111,361,055
2,152,600	Kimberly-Clark Corp.	236,118,694
6,399,440	Kraft Foods Group, Inc.	542,352,540
955,700	PepsiCo, Inc.	90,906,184
5,318,478	Philip Morris International, Inc.	443,933,359
4,138,105	Procter & Gamble Co.	329,020,729
6,186,227	Reynolds American, Inc.	453,450,439
3,337,050	The Coca-Cola Co.	135,350,748
6,548,567	Unilever PLC	287,527,301
	TOTAL	3,226,159,347
	Energy—17.5%
43,819,000	BP PLC	316,174,991
2,845,749	Chevron Corp.	316,048,884
5,427,170	Kinder Morgan, Inc.	233,096,951
10,304,824	Royal Dutch Shell PLC, Class B	331,772,052
4,547,080	Total S.A.	246,265,005
5,700,000	Williams Cos., Inc.	291,783,000
	TOTAL	1,735,140,883
	Financials—5.4%
2,055,000	Digital Realty Trust, Inc.	130,307,550
4,535,276	HCP, Inc.	182,726,270
1,440,500	National Retail Properties, Inc.	55,315,200
2,433,725	Ventas, Inc.	167,683,652
	TOTAL	536,032,672
	Health Care—9.2%
16,476,773	GlaxoSmithKline PLC	381,187,111
875,985	Johnson & Johnson	86,897,712
5,286,010	Merck & Co., Inc.	314,834,756
1,254,812	Sanofi	127,612,305
	TOTAL	910,531,884
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—14.0%
12,710,180		AT&T, Inc.	$440,280,635
4,242,910		BCE, Inc.	187,053,778
8,674,110		Verizon Communications, Inc.	437,522,108
92,199,989		Vodafone Group PLC	325,381,614
		TOTAL	1,390,238,135
		Utilities—16.1%
2,088,015		American Electric Power Co., Inc.	118,745,413
1,732,295		Dominion Resources, Inc.	124,170,906
4,693,859		Duke Energy Corp.	364,102,643
28,412,919		National Grid PLC	382,010,633
8,036,905		PPL Corp.	273,495,877
7,708,068		Southern Co.	341,467,412
		TOTAL	1,603,992,884
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,274,346,067)	9,818,183,340
		INVESTMENT COMPANY—0.9%
90,893,578	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10% (AT NET ASSET VALUE)	90,893,578
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $8,365,239,645)[3]	9,909,076,918
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	21,650,550
		TOTAL NET ASSETS—100%	$9,930,727,468
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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3

The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$7,233,198,550	$—	—	$7,233,198,550
International	187,053,778	2,397,931,012	—	2,584,984,790
Investment Company	90,893,578	—	—	90,893,578
TOTAL SECURITIES	$7,511,145,906	$2,397,931,012	$—	$9,909,076,918
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.25	$5.78	$5.08	$4.69	$4.36	$3.85
Income From Investment Operations:
Net investment income	0.09	0.30	0.18	0.19	0.17[1]	0.16[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.03	0.50	0.70	0.39	0.32	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.80	0.88	0.58	0.49	0.67
Less Distributions:
Distributions from net investment income	(0.09)	(0.30)	(0.18)	(0.19)	(0.16)	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	(0.27)	(0.03)	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.36)	(0.33)	(0.18)	(0.19)	(0.16)	(0.16)
Net Asset Value, End of Period	$6.01	$6.25	$5.78	$5.08	$4.69	$4.36
Total Return[3]	2.02%	14.30%	17.85%	12.63%	11.50%	17.83%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%	1.05%	1.05%[5]	1.05%[5]	1.05%[5]
Net investment income	2.88%[4]	5.06%	3.46%	3.83%	3.67%	3.98%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.14%	0.14%	0.14%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,380,738	$2,277,514	$1,944,577	$1,531,723	$992,799	$439,433
Portfolio turnover	9%	17%	25%	20%	17%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05% and 1.04% for the years ended October 31, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.26	$5.79	$5.08	$4.70	$4.37	$3.85
Income From Investment Operations:
Net investment income	0.06	0.26	0.15	0.15	0.13[1]	0.13[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.04	0.50	0.71	0.38	0.33	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.76	0.86	0.53	0.46	0.65
Less Distributions:
Distributions from net investment income	(0.07)	(0.26)	(0.15)	(0.15)	(0.13)	(0.13)
Distributions from net realized gain on investments and foreign currency transactions	(0.27)	(0.03)	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.34)	(0.29)	(0.15)	(0.15)	(0.13)	(0.13)
Net Asset Value, End of Period	$6.02	$6.26	$5.79	$5.08	$4.70	$4.37
Total Return[3]	1.65%	13.44%	17.18%	11.56%	10.67%	17.21%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.80%	1.80%	1.80%[5]	1.80%[5]	1.80%[5]
Net investment income	2.11%[4]	4.27%	2.69%	3.05%	2.95%	3.22%
Expense waiver/reimbursement[6]	0.13%[4]	0.13%	0.14%	0.14%	0.14%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,538,891	$1,361,583	$1,021,307	$667,700	$328,987	$173,394
Portfolio turnover	9%	17%	25%	20%	17%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.80% and 1.80% for the years ended October 31, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Year Ended October 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$6.27	$5.80	$5.09	$4.70	$4.38	$3.86
Income From Investment Operations:
Net investment income	0.09	0.32	0.20	0.20	0.18[1]	0.17[1]
Net realized and unrealized gain on investments and foreign currency transactions	0.04	0.50	0.71	0.39	0.31	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.82	0.91	0.59	0.49	0.69
Less Distributions:
Distributions from net investment income	(0.10)	(0.32)	(0.20)	(0.20)	(0.17)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	(0.27)	(0.03)	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.37)	(0.35)	(0.20)	(0.20)	(0.17)	(0.17)
Net Asset Value, End of Period	$6.03	$6.27	$5.80	$5.09	$4.70	$4.38
Total Return[3]	2.14%	14.53%	18.30%	12.87%	11.48%	18.34%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%	0.80%[5]	0.80%[5]	0.80%[5]
Net investment income	3.12%[4]	5.29%	3.73%	4.11%	3.89%	4.14%
Expense waiver/reimbursement[6]	0.12%[4]	0.13%	0.14%	0.14%	0.14%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,011,098	$5,750,788	$4,902,127	$4,662,436	$3,263,920	$1,340,561
Portfolio turnover	9%	17%	25%	20%	17%	20%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80% and 0.80% for the years ended October 31, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $90,893,578 of investment in an affiliated holding (Note 5) (identified cost $8,365,239,645)		$9,909,076,918
Income receivable		20,295,871
Receivable for investments sold		114,710
Receivable for shares sold		16,173,921
TOTAL ASSETS		9,945,661,420
Liabilities:
Payable for shares redeemed	$10,985,628
Payable for transfer agent fee	972,399
Payable for distribution services fee (Note 5)	940,407
Payable for other service fees (Notes 2 and 5)	1,823,089
Accrued expenses (Note 5)	212,429
TOTAL LIABILITIES		14,933,952
Net assets for 1,648,327,279 shares outstanding		$9,930,727,468
Net Assets Consist of:
Paid-in capital		$8,134,605,278
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,543,880,669
Accumulated net realized gain on investments and foreign currency transactions		246,968,890
Undistributed net investment income		5,272,631
TOTAL NET ASSETS		$9,930,727,468
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,380,737,985 ÷ 396,213,012 shares outstanding), no par value, unlimited shares authorized		$6.01
Offering price per share (100/94.50 of $6.01)		$6.36
Redemption proceeds per share		$6.01
Class C Shares:
Net asset value per share ($1,538,891,259 ÷ 255,740,870 shares outstanding), no par value, unlimited shares authorized		$6.02
Offering price per share		$6.02
Redemption proceeds per share (99.00/100 of $6.02)		$5.96
Institutional Shares:
Net asset value per share ($6,011,098,224 ÷ 996,373,397 shares outstanding), no par value, unlimited shares authorized		$6.03
Offering price per share		$6.03
Redemption proceeds per share		$6.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $40,678 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,640,034)			$187,702,988
Expenses:
Investment adviser fee (Note 5)		$35,844,911
Administrative fee (Note 5)		3,738,211
Custodian fees		501,905
Transfer agent fee		3,941,397
Directors'/Trustees' fees (Note 5)		25,852
Auditing fees		11,108
Legal fees		3,996
Portfolio accounting fees		95,443
Distribution services fee (Note 5)		5,380,693
Other service fees (Notes 2 and 5)		4,678,650
Share registration costs		102,821
Printing and postage		127,266
Miscellaneous (Note 5)		25,834
TOTAL EXPENSES		54,478,087
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(5,949,985)
Waiver of other operating expenses	(3,500)
TOTAL WAIVERS AND REIMBURSEMENT		(5,953,485)
Net expenses			48,524,602
Net investment income			139,178,386
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			246,968,908
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(185,825,734)
Net realized and unrealized gain on investments and foreign currency transactions			61,143,174
Change in net assets resulting from operations			$200,321,560
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Year Ended 10/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$139,178,386	$424,890,466
Net realized gain on investments and foreign currency transactions	246,968,908	413,671,383
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(185,825,734)	257,027,838
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	200,321,560	1,095,589,687
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(35,647,867)	(104,323,855)
Class C Shares	(16,688,514)	(48,843,088)
Institutional Shares	(96,588,310)	(261,762,626)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(100,376,006)	(10,105,558)
Class C Shares	(60,443,413)	(5,361,225)
Institutional Shares	(253,178,559)	(24,924,001)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(562,922,669)	(455,320,353)
Share Transactions:
Proceeds from sale of shares	1,712,777,962	2,844,348,998
Net asset value of shares issued to shareholders in payment of distributions declared	436,721,653	337,525,246
Cost of shares redeemed	(1,246,056,090)	(2,300,269,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	903,443,525	881,605,063
Change in net assets	540,842,416	1,521,874,397
Net Assets:
Beginning of period	9,389,885,052	7,868,010,655
End of period (including undistributed net investment income of $5,272,631 and $15,018,936, respectively)	$9,930,727,468	$9,389,885,052
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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11

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
12

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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13

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,885,086
Class C Shares	1,793,564
TOTAL	$4,678,650
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $2,311. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(30,411)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	70,230,562	$422,685,139	122,159,209	$740,413,321
Shares issued to shareholders in payment of distributions declared	20,670,308	125,071,006	17,493,647	103,700,461
Shares redeemed	(59,240,721)	(354,589,483)	(111,562,748)	(674,431,536)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	31,660,149	$193,166,662	28,090,108	$169,682,246

	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	43,501,031	$261,478,261	58,851,007	$355,329,632
Shares issued to shareholders in payment of distributions declared	10,762,985	65,231,583	7,539,441	44,669,953
Shares redeemed	(16,164,191)	(97,144,677)	(25,208,230)	(151,221,297)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	38,099,825	$229,565,167	41,182,218	$248,778,288
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	Six Months Ended 4/30/2015		Year Ended 10/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	170,919,685	$1,028,614,562	287,662,903	$1,748,606,045
Shares issued to shareholders in payment of distributions declared	40,584,584	246,419,064	31,783,280	189,154,832
Shares redeemed	(132,153,934)	(794,321,930)	(247,598,316)	(1,474,616,348)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	79,350,335	$480,711,696	71,847,867	$463,144,529
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	149,110,309	$903,443,525	141,120,193	$881,605,063
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $8,365,239,645. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was 1,543,837,273. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,621,661,751 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,824,478.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the Adviser voluntarily waived $5,888,567 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the six months ended April 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$5,380,693	$(3,500)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, FSC retained $1,434,239 of fees paid by the Fund. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $560,178 in sales charges from the sale of Class A Shares. FSC also retained $108,423 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2015, FSSC received $13,335 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Adviser reimbursed $61,418. Transactions involving the affiliated holding during the six months ended April 30, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2014	69,839,976
Purchases/Additions	731,355,437
Sales/Reductions	(710,301,835)
Balance of Shares Held 4/30/2015	90,893,578
Value	$90,893,578
Dividend Income	$40,678
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$1,283,916,969
Sales	$810,639,971
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,020.20	$5.26
Class C Shares	$1,000	$1,016.50	$9.00
Institutional Shares	$1,000	$1,021.40	$4.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
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of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes
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Notes
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Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
32939 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2015
Share Class	Ticker
A	FDRAX
Institutional	FDRIX

Federated Managed Risk Fund
Fund Established 2013

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2014 through April 30, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2015, the Fund's portfolio composition1 was as follows:
Sector	Percentage of Total Net Assets
Securities Sold Short	(1.1)%
Derivative Contracts—Short (notional value)[2]	(0.5)%
Domestic Equity Securities	33.8%
International Equity Securities	17.7%
Domestic Fixed-Income Securities	9.8%
Trade Finance Agreements	8.8%
U.S. Treasury Securities	5.1%
U.S. Government Agency Mortgage-Backed Securities	4.3%
International Fixed-Income Securities	2.4%
Floating Rate Loan	1.1%
Adjustment for Derivative Contracts (notional value)[2]	0.5%
Non-Agency Mortgage-Backed Securities	0.5%
Foreign Governments/Agencies	0.4%
Asset-Backed Securities	0.2%
Derivative Contracts[3]	0.1%
Other Security Types[4]	5.6%
Cash Equivalents[5]	9.4%
Other Assets and Liabilities—Net[6]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Represents the notional value of S&P 500 futures contracts held by the Federated Prudent Bear Fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of exchange-traded funds, purchased put options and warrants.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—33.8%
		Consumer Discretionary—3.2%
317	[1]	Belmond Ltd., Class A	$3,905
180		Best Buy Co., Inc.	6,237
347		Big Lots, Inc.	15,813
183		Cinemark Holdings, Inc.	7,801
91		DSW, Inc.	3,300
113	[1]	Deckers Outdoor Corp.	8,362
242		Delphi Automotive PLC	20,086
212		Ford Motor Co.	3,350
162		Gap (The), Inc.	6,422
344		Kohl's Corp.	24,647
201		La-Z-Boy, Inc.	5,268
185		Lions Gate Entertainment Corp.	5,737
138		Lowe's Cos., Inc.	9,503
246		M.D.C. Holdings, Inc.	6,603
194		Macy's, Inc.	12,538
134		Mens Wearhouse, Inc.	7,583
342		Pulte Group, Inc.	6,601
91	[1]	Tempur Sealy International, Inc.	5,543
105	[1]	Tenneco, Inc.	6,137
376	[1]	Tri Pointe Homes, Inc.	5,369
48		Viacom, Inc., Class B	3,334
		TOTAL	174,139
		Consumer Staples—2.3%
289		Archer-Daniels-Midland Co.	14,126
40		Bunge Ltd.	3,455
131		CVS Health Corp.	13,007
165		Campbell Soup Co.	7,377
396		ConAgra Foods, Inc.	14,315
747		Danone, ADR	10,839
415		Koninklijke Ahold N.V., ADR	8,051
95		Kroger Co.	6,547
36		Mead Johnson Nutrition Co.	3,453
87		Philip Morris International, Inc.	7,262
1,034	[1]	Rite Aid Corp.	7,972
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
216		Wal-Mart Stores, Inc.	$16,859
290	[1]	WhiteWave Foods Company - Class A	12,751
		TOTAL	126,014
		Energy—2.1%
109		Baker Hughes, Inc.	7,462
276		ENI S.p.A, ADR	10,607
241	[1]	Helix Energy Solutions Group, Inc.	3,972
160		Marathon Petroleum Corp.	15,771
214	[1]	Newfield Exploration Co.	8,397
56		Royal Dutch Shell PLC	3,552
313		Suncor Energy, Inc.	10,204
424		Superior Energy Services, Inc.	10,812
178		Teekay Corp.	8,848
236		Tesoro Petroleum Corp.	20,256
229		Valero Energy Corp.	13,030
89		Western Refining, Inc.	3,921
		TOTAL	116,832
		Financials—10.4%
99		Ace, Ltd.	10,592
499		Allstate Corp.	34,760
245		American Equity Investment Life Holding Co.	6,603
122		American Financial Group, Inc., Ohio	7,710
664		American International Group, Inc.	37,377
216		Argo Group International Holdings Ltd.	10,582
428		Bank of America Corp.	6,818
305		BioMed Realty Trust, Inc.	6,329
693		CNO Financial Group, Inc.	11,781
201	[1]	Capital Bank Financial Corp.	5,451
303		Capital One Financial Corp.	24,498
206		Digital Realty Trust, Inc.	13,062
287		Discover Financial Services	16,637
240		FelCor Lodging Trust, Inc.	2,666
132		First Midwest Bancorp, Inc.	2,257
550		First Potomac Realty Trust	5,896
301		Flushing Financial Corp.	5,767
175		Goldman Sachs Group, Inc.	34,374
299		Great Western Bancorp, Inc.	6,539
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
185		Hanover Insurance Group, Inc.	$12,685
737		Hartford Financial Services Group, Inc.	30,047
160	[1]	Hilltop Holdings, Inc.	3,218
625		Hospitality Properties Trust	18,800
681		Investors Bancorp, Inc.	8,063
522		JPMorgan Chase & Co.	33,022
178		LaSalle Hotel Properties	6,531
1,266		Lexington Realty Trust	11,736
235		Lincoln National Corp.	13,275
933		MFA Financial, Inc.	7,249
307		Maiden Holdings Ltd.	4,461
889		Morgan Stanley	33,169
859		New Residential Investment Corp.	14,637
451		NorthStar Realty Finance Corp.	8,461
284	[1]	PHH Corp.	7,134
71		PNC Financial Services Group	6,513
279	[1]	Popular, Inc.	9,048
169		Provident Financial Services, Inc.	3,042
309		Radian Group, Inc.	5,519
380		Starwood Property Trust, Inc.	9,124
227		Starwood Waypoint Residential Trust	5,843
198		Sun Communities, Inc.	12,288
365		Synovus Financial Corp.	10,096
247		T. Rowe Price Group, Inc.	20,051
222		TCF Financial Corp.	3,477
352	[1]	Talmer Bancorp, Inc., Class A	5,414
244		Umpqua Holdings Corp.	4,150
60		WSFS Financial Corp.	4,270
244		Webster Financial Corp. Waterbury	8,743
122		Wells Fargo & Co.	6,722
		TOTAL	576,487
		Health Care—4.7%
141		Amgen, Inc.	22,265
318		AbbVie, Inc.	20,562
260		Aetna, Inc.	27,786
209	[1]	Alere, Inc.	9,923
60		AmerisourceBergen Corp.	6,858
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
58		Anthem, Inc.	$8,754
152		Cardinal Health, Inc.	12,820
192	[1]	Impax Laboratories, Inc.	8,690
235		Johnson & Johnson	23,312
116	[1]	Magellan Health, Inc.	7,343
135	[1]	Medicines Co.	3,457
220		Medtronic PLC	16,379
412		Merck & Co., Inc.	24,539
54		Omnicare, Inc.	4,751
298		Pfizer, Inc.	10,111
573		Teva Pharmaceutical Industries, Ltd., ADR	34,621
58		UnitedHealth Group, Inc.	6,461
70	[1]	Wellcare Health Plans, Inc.	5,420
259	[1]	Wright Medical Group, Inc.	6,571
		TOTAL	260,623
		Industrials—3.7%
521		Alaska Air Group, Inc.	33,375
183		Barnes Group, Inc.	7,338
113		Boeing Co.	16,197
97		C.H. Robinson Worldwide, Inc.	6,246
110		Curtiss Wright Corp.	8,037
217		Deluxe Corp.	14,051
83		Dun & Bradstreet Corp.	10,597
71	[1]	Esterline Technologies Corp.	7,902
158		General Dynamics Corp.	21,696
209		Hexcel Corp.	10,481
86		Lockheed Martin Corp.	16,048
270		Manitowoc, Inc.	5,327
299		OshKosh Truck Corp.	16,098
48		Regal Beloit Corp.	3,754
250		Republic Services, Inc.	10,157
312	[1]	Swift Transportation Co.	7,550
53		Triumph Group, Inc.	3,140
51		Unifirst Corp.	5,775
		TOTAL	203,769
		Information Technology—4.2%
74	[1]	Anixter International, Inc.	5,224
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
217		Apple, Inc.	$27,157
579		Atmel Corp.	4,389
72		Avnet, Inc.	3,069
449		Brooks Automation, Inc.	4,831
118		CA, Inc.	3,749
493	[1]	CIENA Corp.	10,501
120		Computer Sciences Corp.	7,734
719		Corning, Inc.	15,049
620		EMC Corp. Mass	16,684
537		Hewlett-Packard Co.	17,705
211		Intel Corp.	6,868
580		Jabil Circuit, Inc.	13,062
346		Lam Research Corp.	26,151
317		Microsoft Corp.	15,419
299		NVIDIA Corp.	6,636
4,014	[1]	Quantum Corp.	8,068
284		Symantec Corp.	7,079
63		Texas Instruments, Inc.	3,415
136	[1]	Unisys Corporation	2,961
157	[1]	Veeco Instruments, Inc.	4,633
120	[1]	Verint Systems, Inc.	7,372
55	[1]	ViaSat, Inc.	3,307
630	[1]	Violin Memory, Inc.	2,148
258		Vishay Intertechnology, Inc.	3,271
74		Western Digital Corp.	7,233
		TOTAL	233,715
		Materials—1.1%
27		Ashland, Inc	3,412
221		Avery Dennison Corp.	12,285
308	[1]	Berry Plastics Group, Inc.	10,540
74		Cabot Corp.	3,163
62		Celanese Corp.	4,114
121		International Paper Co.	6,500
152		Rock-Tenn Co., Class A	9,573
691	[1]	Stillwater Mining Co.	9,280
		TOTAL	58,867
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—0.5%
294		AT&T, Inc.	$10,184
546		CenturyLink, Inc.	19,634
		TOTAL	29,818
		Utilities—1.6%
230		Atmos Energy Corp.	12,420
56		Consolidated Edison Co.	3,447
86		Duke Energy Corp.	6,671
198	[1]	Dynegy, Inc.	6,587
209		Entergy Corp.	16,131
205		Exelon Corp.	6,974
185		Idacorp, Inc.	11,161
67		PG&E Corp.	3,546
173		Portland General Electric Co.	6,083
330		Public Service Enterprises Group, Inc.	13,708
		TOTAL	86,728
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,751,458)	1,866,992
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
$2,926		Santander Drive Auto Receivables Trust 2014-3, A2B, 0.462%, 8/15/2017	2,926
		Credit Card—0.1%
5,000		Capital One Multi Asset Execution Trust 2014-A4, A, 0.535%, 6/15/2022	5,003
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,926)	7,929
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Commercial Mortgage—0.2%
10,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047 (IDENTIFIED COST $10,799)	10,684
		CORPORATE BONDS—0.3%
		Consumer Cyclical - Automotive—0.1%
5,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,078
		Consumer Cyclical - Retailers—0.0%
2,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,109
		Financial Institution - Banking—0.1%
5,000		Comerica, Inc., 3.800%, 7/22/2026	5,002
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—0.1%
$5,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	$5,065
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,968)	17,254
		U.S. TREASURIES—4.6%
		U.S. Treasury Bonds—1.2%
7,973		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	8,009
16,817		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	19,545
33,607		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	39,415
		TOTAL	66,969
		U.S. Treasury Notes—3.4%
20,305		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	20,789
1,982		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	2,008
4,023		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,214
40,893		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	44,496
15,127		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,586
27,675		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	27,852
23,391		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	23,667
20,666		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	21,103
6,000		United States Treasury Note, 0.500%, 2/28/2017	5,996
2,000		United States Treasury Note, 0.750%, 4/15/2018	1,991
14,000		United States Treasury Note, 1.375%, 3/31/2020	13,957
7,000		United States Treasury Note, 2.000%, 2/15/2025	6,976
		TOTAL	188,635
		TOTAL U.S. TREASURIES (IDENTIFIED COST $249,491)	255,604
		EXCHANGE-TRADED FUNDS—5.6%
		Financials—5.6%
2,146		iShares Dow Jones U.S. Real Estate Index Fund	162,023
6,439	[1]	PowerShares DB Commodity Index Tracking Fund	117,770
131		SPDR S&P 500 ETF Trust	27,316
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $333,538)	307,109
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—54.1%[2]
734		Emerging Markets Fixed Income Core Fund	$26,220
6,214		Federated Bank Loan Core Fund	63,255
4,719		Federated Emerging Markets Equity Fund, Institutional Shares	46,622
54,825		Federated Intermediate Corporate Bond Fund, Institutional Shares	523,576
29,023		Federated International Leaders Fund, Class R6 Shares	1,017,271
2,468		Federated Kaufmann Large Cap Fund, Class R6 Shares	48,438
26,596		Federated Mortgage Core Portfolio	266,226
249,403	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	249,403
59,893		Federated Project and Trade Finance Core Fund	562,394
37,464		Federated Prudent Bear Fund, Institutional Shares	80,923
16,414		High Yield Bond Portfolio	105,870
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,968,250)	2,990,198
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $5,338,430)[4]	5,455,770
		OTHER ASSETS AND LIABILITIES - NET—1.3%[5]	69,880
		TOTAL NET ASSETS—100%	$5,525,650
At April 30, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P 500 E-Mini Index Long Futures	21	$2,182,845	June 2015	$1,328
[1]United States Long Bond Long Futures	1	$159,594	June 2015	$(931)
[1]United States Treasury Notes 10-Year Short Futures	1	$128,375	June 2015	$(1,377)
[1]United States Treasury Notes 5-Year Short Futures	1	$120,133	June 2015	$(1,206)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,186)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $5,338,445.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$151,133	$—	$—	$151,133
Domestic	1,715,859	—	—	1,715,859
Debt Securities:
Asset-Backed Securities	—	7,929	—	7,929
Commercial Mortgage-Backed Security	—	10,684	—	10,684
Corporate Bonds	—	17,254	—	17,254
U.S. Treasuries	—	255,604	—	255,604
Exchange-Traded Funds	307,109	—	—	307,109
Investment Companies[1]	1,966,233	1,023,965[2]	—	2,990,198
TOTAL SECURITIES	$4,140,334	$1,315,436	$—	$5,455,770
OTHER FINANCIAL INSTRUMENTS[3]	$(2,186)	$—	$—	$(2,186)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $460,972 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report
10

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
TIPS	—Treasury Inflation-Protected Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$10.40	$10.00
Income From Investment Operations:
Net investment income	0.07[2]	0.10[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.10	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.43
Less Distributions:
Distributions from net investment income	(0.13)	(0.03)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.06)	—
TOTAL DISTRIBUTIONS	(0.19)	(0.03)
Net Asset Value, End of Period	$10.38	$10.40
Total Return[3]	1.63%	4.30%
Ratios to Average Net Assets:
Net expenses	0.97%[4]	0.98%[4]
Net investment income	1.30%[4]	1.11%[4]
Expense waiver/reimbursement[5]	5.95%[4]	7.68%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$422	$270
Portfolio turnover	48%	95%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2015	Period Ended 10/31/2014[1]
Net Asset Value, Beginning of Period	$10.42	$10.00
Income From Investment Operations:
Net investment income	0.08[2]	0.13[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	0.10	0.32
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.45
Less Distributions:
Distributions from net investment income	(0.14)	(0.03)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.06)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.03)
Net Asset Value, End of Period	$10.40	$10.42
Total Return[3]	1.74%	4.50%
Ratios to Average Net Assets:
Net expenses	0.72%[4]	0.73%[4]
Net investment income	1.50%[4]	1.45%[4]
Expense waiver/reimbursement[5]	5.95%[4]	9.09%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,103	$4,125
Portfolio turnover	48%	95%
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
April 30, 2015 (unaudited)
Assets:
Total investment in securities, at value including $2,990,198 of investment in affiliated holdings (Note 5) (identified cost $5,338,430)		$5,455,770
Cash denominated in foreign currencies (identified cost $28,446)		27,175
Restricted cash (Note 2)		79,488
Income receivable		2,342
Receivable for investments sold		5,585
TOTAL ASSETS		5,570,360
Liabilities:
Payable for investments purchased	$3,397
Payable for daily variation margin	2,112
Payable to adviser (Note 5)	761
Payable for administrative personnel and services fee	10,632
Payable for auditing fees	14,380
Payable for legal fees	1,491
Payable for portfolio accounting fees	8,226
Payable for other service fees (Notes 2 and 5)	367
Payable for insurance premiums	1,981
Accrued expenses (Note 5)	1,363
TOTAL LIABILITIES		44,710
Net assets for 531,394 shares outstanding		$5,525,650
Net Assets Consist of:
Paid-in capital		$5,438,534
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		113,882
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(42,607)
Undistributed net investment income		15,841
TOTAL NET ASSETS		$5,525,650
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($422,490 ÷ 40,703 shares outstanding), no par value, unlimited shares authorized	$10.38
Offering price per share (100/94.50 of $10.38)	$10.98
Redemption proceeds per share	$10.38
Institutional Shares:
Net asset value per share ($5,103,160 ÷ 490,691 shares outstanding), no par value, unlimited shares authorized	$10.40
Offering price per share	$10.40
Redemption proceeds per share	$10.40
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended April 30, 2015 (unaudited)
Investment Income:
Dividends (including $33,264 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $535)			$56,453
Investment income allocated from affiliated partnership (Note 5)			579
TOTAL INCOME			57,032
Expenses:
Investment adviser fee (Note 5)		$19,090
Administrative fee (Note 5)		63,978
Custodian fees		10,202
Transfer agent fee		2,242
Directors'/Trustees' fees (Note 5)		310
Auditing fees		14,380
Legal fees		5,420
Portfolio accounting fees		27,793
Other service fees (Notes 2 and 5)		477
Share registration costs		18,267
Printing and postage		5,777
Miscellaneous (Note 5)		3,297
TOTAL EXPENSES		171,233
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(19,090)
Reimbursement of other operating expenses	(133,150)
TOTAL WAIVER AND REIMBURSEMENTS		(152,240)
Net expenses			18,993
Net investment income			38,039
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $4,716 on sales of investments in affiliated holdings (Note 5))			4,548
Net realized loss on futures contracts			(41,773)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(451)
Realized gain distribution from affiliated investment company shares (Note 5)			1,229
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			86,925
Net change in unrealized depreciation of futures contracts			(2,054)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			48,424
Change in net assets resulting from operations			$86,463
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2015	Period Ended 10/31/2014[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,039	$43,442
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts and foreign currency transactions	(36,447)	17,734
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	84,871	29,011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	86,463	90,187
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,727)	0[2]
Institutional Shares	(57,294)	(2,951)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(2,022)	—
Institutional Shares	(22,540)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(86,583)	(2,951)
Share Transactions:
Proceeds from sale of shares	1,047,558	4,368,261
Net asset value of shares issued to shareholders in payment of distributions declared	85,855	2,950
Cost of shares redeemed	(3,118)	(62,972)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,130,295	4,308,239
Change in net assets	1,130,175	4,395,475
Net Assets:
Beginning of period	4,395,475	—
End of period (including undistributed net investment income of $15,841 and $39,823, respectively)	$5,525,650	$4,395,475
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
2	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2015 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. Due to changes in the Commodity Futures Trading Commission's interpretation of the Commodity Exchange Act, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) each became registered as a “commodity pool operator” with respect to operation of the Fund. The Trust consists of 14 diversified portfolios. The financial statements included herein are only those of Federated Managed Risk Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term total return.
The Fund commenced operations on December 16, 2013.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the
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movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Co-Advisers and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$477
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,212,493 and $251,047, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage duration and yield curve risks. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$3,514*
Equity contracts	Payable for daily variation margin	$(1,328)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,186
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$610	$—	$610
Foreign exchange contracts	—	62	62
Equity contracts	(42,383)	—	(42,383)
TOTAL	$(41,773)	$62	$(41,711)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,381)
Equity contracts	1,327
TOTAL	$(2,054)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2015		Period Ended 10/31/2014[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	14,386	$149,558	31,849	$332,007
Shares issued to shareholders in payment of distributions declared	650	6,747	—	—
Shares redeemed	(295)	(3,012)	(5,887)	(62,865)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	14,741	$153,293	25,962	$269,142

	Six Months Ended 4/30/2015		Period Ended 10/31/2014[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	87,081	$898,000	395,728	$4,036,254
Shares issued to shareholders in payment of distributions declared	7,614	79,108	288	2,950
Shares redeemed	(10)	(106)	(10)	(107)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	94,685	$977,002	396,006	$4,039,097
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	109,426	$1,130,295	421,968	$4,308,239
1	Reflects operations for the period from December 16, 2013 (date of initial investment) to October 31, 2014.
4. FEDERAL TAX INFORMATION
At April 30, 2015, the cost of investments for federal tax purposes was $5,338,445. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $117,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $213,095 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,770.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2015, the Co-Advisers voluntarily waived $14,504 of their fee and voluntarily reimbursed $133,150 of other operating expenses. Prior to August 20, 2014, Federated Global Investment Management Corp. acted as the sole Adviser to the Fund, with Federated Investment Management Company and Federated Equity Management Company of Pennsylvania acting as Sub-Advisers.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2015, the annualized fee paid to FAS was 2.514% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2015, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2015, FSC retained $328 in sales charges from the sale of Class A Shares.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $995 and $780, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Co-Advisers or an affiliate of the Co-Advisers. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2015, the Co-Advisers reimbursed $4,586. Transactions involving the affiliated holdings during the six months ended April 30, 2015, were as follows:
	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reduc- tions	Balance of Shares Held 4/30/2015	Value	Dividend Income/ Allocated Invest- ment Income	Capital Gain Distribu- tions/ Allocated Net Realized Gain/(Loss)
Emerging Markets Fixed Income Core Fund	598	589	(453)	734	$26,220	$579	$(451)
Federated Bank Loan Core Fund	1,008	7,461	(2,255)	6,214	$63,255	$833	$—
Federated Emerging Markets Equity Fund, Institutional Shares	—	4,719	—	4,719	$46,622	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	37,947	19,913	(3,035)	54,825	$523,576	$8,141	$482
Federated International Leaders Fund, Class R6 Shares	21,837	8,504	(1,318)	29,023	$1,017,271	$8,053	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	—	2,468	—	2,468	$48,438	$—	$—
Federated Mortgage Core Portfolio	19,395	10,104	(2,903)	26,596	$266,226	$3,504	$—
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	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reduc- tions	Balance of Shares Held 4/30/2015	Value	Dividend Income/ Allocated Invest- ment Income	Capital Gain Distribu- tions/ Allocated Net Realized Gain/(Loss)
Federated Prime Value Obligations Fund, Institutional Shares	345,759	2,197,544	(2,293,900)	249,403	$249,403	$120	$—
Federated Project and Trade Finance Core Fund	47,437	12,456	—	59,893	$562,394	$9,714	$—
Federated Prudent Bear Fund, Institutional Shares	26,652	13,601	(2,789)	37,464	$80,923	$—	$—
High Yield Bond Portfolio	10,360	6,054	—	16,414	$105,870	$2,899	$747
TOTAL OF AFFILIATED TRANSAC- TIONS	510,993	2,283,413	(2,306,653)	487,753	$2,990,198	$33,843	$778
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2015, were as follows:
Purchases	$3,012,032
Sales	$2,011,421
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2015, there were no outstanding loans. During the six months ended April 30, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,016.30	$4.85
Institutional Shares	$1,000	$1,017.40	$3.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.98	$4.86
Institutional Shares	$1,000	$1,021.22	$3.61
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Institutional Shares	0.72%
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Evaluation and Approval of Advisory Contract–May 2014
Federated managed risk fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the
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factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts initially occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for
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exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the other Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several Funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated had previously furnished information, requested by the Senior Officer, that made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports are unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
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The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Subsequent to approval of advisory fees at its May 2014 meeting, the Board, at its August 2014 meeting, approved an amended contract under which three Federated entities, including the Fund's existing Adviser and sub-advisers, serve as co-advisers to the Fund. With respect to the amended contract, the Board considered that total advisory fees would remain the same under the amended contracts and substantive responsibilities and obligations of the co-advisers, collectively, with respect to the Fund would not change. The Board also noted that it would receive information regarding services provided by each co-adviser and the share of fees received for such services in connection with the annual renewal of the amended contract.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Managed Risk Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172156
CUSIP 314172149
Q451901 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015